UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21934

RiverNorth Funds

(Exact name of registrant as specified in charter)

325 N. LaSalle Street, Suite 645, Chicago, IL 60654

(Address of principal executive offices) (Zip code)

Marc L. Collins

325 N. LaSalle Street, Suite 645

Chicago, IL 60654

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-832-1440

Date of fiscal year end:	09/30

Date of reporting period:	06/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

RiverNorth Core Opportunity Fund

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 59.17%
1,038,586	Aberdeen Asia-Pacific Income Fund, Inc.	$6,439,233
76,239	Aberdeen Emerging Markets Smaller Company Opportunities Fund, Inc.	1,517,156
31,000	Aberdeen Global Income Fund, Inc.	342,550
1,755,452	Adams Express Co.	20,995,206
14,830	AllianceBernstein Global High Income Fund, Inc.	222,895
94,002	AllianceBernstein Income Fund, Inc.	701,255
381,062	AllianzGI Equity & Convertible Income Fund	6,984,866
1,888,489	Alpine Total Dynamic Dividend Fund	7,383,992
122,499	Apollo Tactical Income Fund, Inc.	2,214,782
13,898	Avenue Income Credit Strategies Fund	238,212
38,800	Babson Capital Global Short Duration High Yield Fund	890,460
108,062	BlackRock Build America Bond Trust	2,182,852
1,511,249	BlackRock Credit Allocation Income Trust IV, Inc.	19,616,012
203,000	BlackRock Debt Strategies Fund, Inc.	862,750
435,105	BlackRock Enhanced Equity Dividend Trust	3,311,149
973,037	BlackRock Global Opportunities Equity Trust	13,136,000
467,005	BlackRock International Growth and Income Trust	3,441,827
63,000	BlackRock Multi-Sector Income Trust	1,106,280
19,414	BlackRock Senior High Income Fund, Inc.	80,568
653,052	Boulder Growth & Income Fund, Inc.	4,858,707
272,671	Boulder Total Return Fund, Inc.(a)	5,772,445
14,041	Brookfield Mortgage Opportunity Income Fund, Inc.	259,197
41,787	Brookfield Total Return Fund, Inc.	1,004,559
96,481	Calamos Convertible and High Income Fund	1,195,400
186,266	Central Europe and Russia Fund, Inc.	5,554,452
571,703	Central Fund of Canada Ltd. - Class A	7,775,161
535,437	Clough Global Equity Fund	8,015,492
1,457,045	Clough Global Opportunities Fund	18,752,169
453,900	DNP Select Income Fund, Inc.	4,457,298
717,095	Eaton Vance Enhanced Equity Income Fund	8,282,447
1,153,841	Eaton Vance Risk-Managed Diversified Equity Income Fund	12,576,867
1,595,846	Eaton Vance Tax-Managed Diversified Equity Income Fund	16,229,754
1,269,012	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	14,111,413
969,351	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	8,985,884
31,000	First Trust Strategic High Income Fund II	488,250
292,743	Gabelli Dividend & Income Trust	5,652,867
325,604	General American Investors Co., Inc.	10,399,792
90,669	John Hancock Hedged Equity & Income Fund	1,531,399
4,632,076	Liberty All Star® Equity Fund	24,086,795
156,417	Macquarie Global Infrastructure Total Return Fund, Inc.	3,194,035
40,706	Morgan Stanley Emerging Markets Debt Fund, Inc.	414,387
267,853	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	3,867,797
22,862	Neuberger Berman High Yield Strategies Fund, Inc.	293,091
201,371	Neuberger Berman Real Estate Securities Income Fund, Inc.	970,608
254,906	Nuveen Build American Bond Term Fund	4,934,980
64,834	Nuveen Mortgage Opportunity Term Fund	1,646,784
169,044	Nuveen Preferred Income Opportunities Fund	1,614,370
50,569	Nuveen Quality Preferred Income Fund	419,723
265,085	Nuveen Quality Preferred Income Fund II	2,308,890
65,603	Nuveen Quality Preferred Income Fund III	552,377

Shares/Description		Value
39,707	PIMCO Corporate & Income Strategy Fund	$692,093
405,348	PIMCO Dynamic Credit Income Fund	9,286,523
65,770	PIMCO Income Opportunity Fund	1,881,022
144,451	PIMCO Income Strategy Fund	1,727,634
427,532	PIMCO Income Strategy Fund II	4,497,637
59,100	Prudential Global Short Duration High Yield Fund, Inc.	1,056,708
543,419	Royce Focus Trust, Inc.	3,793,065
1,679,687	Royce Value Trust, Inc.	25,464,055
174,144	TCW Strategic Income Fund, Inc.	964,758
44,148	Templeton Emerging Markets Income Fund	657,364
57,800	The New Germany Fund, Inc.	1,017,280
383,138	The Thai Fund, Inc.	8,275,781
1,044,196	Tri-Continental Corp.	18,691,108
62,888	Wells Fargo Advantage Multi-Sector Income Fund	921,938
39,991	Western Asset Emerging Markets Debt Fund, Inc.	736,234
65,500	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,190,790
13,900	Western Asset Global High Income Fund, Inc.	170,136
46,942	Western Asset High Income Opportunity Fund, Inc.	278,836
28,633	Western Asset Managed High Income Fund, Inc.	167,217
40,666	Western Asset Mortgage Defined Opportunity Fund, Inc.	940,198
6,392	Western Asset Worldwide Income Fund, Inc.	83,671
933,097	Zweig Total Return Fund, Inc.	11,999,627

TOTAL CLOSED-END FUNDS (Cost $313,261,200)		366,369,110

MUTUAL FUNDS - 3.53%
533,820	Calamos Convertible Fund - Class A	9,485,989
1,111,161	Eaton Vance Floating-Rate Advantaged Fund	12,333,883

TOTAL MUTUAL FUNDS (Cost $15,452,768)		21,819,872

EXCHANGE-TRADED FUNDS - 17.32%
89,963	Guggenheim Russell Top 50® Mega Cap ETF	10,234,191
383,442	iShares® S&P 100® Index Fund	27,588,652
209,517	Market Vectors® Gold Miners ETF	5,131,072
174,500	PowerShares® FTSE RAFI Emerging Markets Portfolio	3,341,675
336,568	PowerShares® FTSE RAFI US 1000 Portfolio	24,232,896
111,000	SPDR® Barclays Capital Convertible Securities ETF	4,737,480
140,000	Vanguard® MSCI EAFE ETF	4,984,000
328,000	Vanguard® MSCI Emerging Markets ETF	12,724,760
156,121	Vanguard® S&P 500® ETF	11,449,914
58,957	WisdomTree® Emerging Markets Local Debt Fund	2,832,294

TOTAL EXCHANGE-TRADED FUNDS (Cost $95,623,581)		107,256,934

HOLDING & INVESTMENT MANAGEMENT COMPANIES - 0.32%
12,100	Affiliated Managers Group, Inc.(a)	1,983,674

TOTAL HOLDING & INVESTMENT MANAGEMENT COMPANIES (Cost $634,253)		1,983,674

Shares/Description		Value
PREFERRED STOCKS - 0.25%
61,158	General American Investors Co., Inc., Series B, 5.950%	$1,547,297

TOTAL PREFERRED STOCKS (Cost $1,444,152)		1,547,297

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 0.01%
$3,600	Apollo Investment Corp.	6.63%	10/15/2042	87,192

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES (Cost $84,440)				87,192

SHORT-TERM INVESTMENTS - 18.36%
113,665,659	Northern Institutional Government Select Portfolio, (7 Day Yield 0.01%)			113,665,659

TOTAL SHORT-TERM INVESTMENTS (Cost $113,665,659)				113,665,659

TOTAL INVESTMENTS - 98.96% (Cost $540,166,053)				612,729,738
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.04%				6,408,588

NET ASSETS - 100.00%				$619,138,326

(a) Non-income producing security.

Common Abbreviations:

EAFE - Europe, Australia, and Far East.

FTSE - Financial Times Stock Exchange.

ETF - Exchange Traded Fund.

Ltd. - Limited.

MSCI – Morgan Stanley Capital International.

RAFI - Research Affiliates Fundamental Index.

S&P – Standard & Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

RiverNorth/DoubleLine Strategic Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 22.00%
690,792	Aberdeen Asia-Pacific Income Fund, Inc.	$4,282,910
44,757	Aberdeen Global Income Fund, Inc.	494,565
236,693	Advent Claymore Convertible Securities and Income Fund	4,009,579
839,758	Advent Claymore Convertible Securities and Income Fund II	5,802,728
398,296	Advent Claymore Enhanced Growth & Income Fund	3,895,335
2,662,460	AllianceBernstein Income Fund, Inc.	19,861,952
46,010	Babson Capital Global Short Duration High Yield Fund	1,055,930
224,554	BlackRock Build America Bond Trust	4,535,991
1,687,522	BlackRock Credit Allocation Income Trust IV, Inc.	21,904,036
285,588	BlackRock Debt Strategies Fund, Inc.	1,213,749
72,526	BlackRock Income Opportunity Trust, Inc.	729,612
242,983	BlackRock Multi-Sector Income Trust	4,266,782
82,188	BlackRock Senior High Income Fund, Inc.	341,080
50,380	Brookfield Total Return Fund, Inc.	1,211,135
356,079	Calamos Convertible and High Income Fund	4,411,819
205,534	DWS Global High Income Fund, Inc.	1,658,659
414,753	DWS High Income Opportunities Fund, Inc.	5,976,591
104,252	Eaton Vance Municipal Bond Fund	1,248,939
213,125	Federated Enhanced Treasury Income Fund	2,772,756
36,900	First Trust Strategic High Income Fund II	581,175
3,243	Guggenheim Strategic Opportunities Fund	71,599
174,771	Helios Strategic Income Fund, Inc.	1,067,851
428,048	Legg Mason BW Global Income Opportunities Fund, Inc.	7,589,291
319,227	Managed High Yield Plus Fund, Inc.	638,454
113,075	MFS Charter Income Trust	1,045,944
296,684	Montgomery Street Income Securities, Inc.	4,794,413
70,496	Morgan Stanley Emerging Markets Debt Fund, Inc.	717,649
760,177	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	10,976,956
33,713	Morgan Stanley Income Securities, Inc.	574,132
95,510	Neuberger Berman High Yield Strategies Fund, Inc.	1,224,438
97,618	New America High Income Fund, Inc.	982,037
1,219,241	NexPoint Credit Strategies Fund	9,595,427
212,626	Nuveen Build America Bond Opportunity Fund	4,252,520
1,360,518	Nuveen Diversified Currency Opportunities Fund	15,251,407
220,936	Nuveen Dividend Advantage Municipal Fund	3,040,079
116,075	Nuveen Global Income Opportunities Fund	1,434,687
93,435	Nuveen Intermediate Duration Municipal Term Fund	1,196,902
47,731	Nuveen Municipal High Income Opportunity Fund 2	582,318
75,381	Nuveen Municipal Opportunity Fund, Inc.	1,055,334
46,100	Nuveen Municipal Value Fund	441,177
209,668	Nuveen Performance Plus Municipal Fund	3,017,123
230,471	Nuveen Preferred Income Opportunities Fund	2,200,998
202,136	Nuveen Premium Income Municipal Fund 2	2,736,921
191,297	Nuveen Premium Income Municipal Fund, Inc.	2,546,163
146,500	Nuveen Quality Preferred Income Fund	1,215,950
362,967	Nuveen Quality Preferred Income Fund II	3,161,443
172,298	Nuveen Quality Preferred Income Fund III	1,450,749
296,588	PIMCO Corporate & Income Opportunity Fund	5,798,295
41,435	PIMCO Corporate & Income Strategy Fund	722,212
598,729	PIMCO Dynamic Credit Income Fund	13,716,881
832,279	PIMCO Dynamic Income Fund	24,344,161
96,394	PIMCO Income Opportunity Fund	2,756,868
307,990	PIMCO Income Strategy Fund	3,683,560

Shares/Description		Value
608,523	PIMCO Income Strategy Fund II	$6,401,662
84,147	PIMCO Municipal Income Fund II	985,361
236,375	Prudential Global Short Duration High Yield Fund, Inc.	4,226,385
130,554	Putnam High Income Securities Fund	1,031,377
43,484	Putnam Managed Municipal Income Trust	310,476
335,725	Putnam Master Intermediate Income Trust	1,671,911
1,949,064	Putnam Premier Income Trust	10,427,492
59,515	Strategic Global Income Fund, Inc.	560,631
18,700	Templeton Emerging Markets Income Fund	278,443
341,452	The GDL Fund	3,906,211
191,620	Virtus Global Multi-Sector Income Fund	3,341,853
1	Wells Fargo Advantage Income Opportunities Fund	6
216,492	Wells Fargo Advantage Multi-Sector Income Fund	3,173,773
97,005	Western Asset Emerging Markets Debt Fund, Inc.	1,785,862
22,049	Western Asset Emerging Markets Income Fund, Inc.	292,149
120,143	Western Asset Global Corporate Defined Opportunity Fund, Inc.	2,184,200
94,527	Western Asset High Income Opportunity Fund, Inc.	561,490
156,198	Western Asset Inflation Management Fund, Inc.	2,583,515
64,000	Western Asset Managed High Income Fund, Inc.	373,760
27,667	Western Asset Worldwide Income Fund, Inc.	362,161
525,157	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	6,223,111

TOTAL CLOSED-END FUNDS (Cost $278,507,567)		274,821,091

PREFERRED STOCKS - 1.92%
80,225	Apollo Commercial Real Estate Finance, Inc., 8.625%	2,129,974
200,000	Kayne Anderson MLP Investment Co., Series F, 3.500%	4,938,000
383,767	Kayne Anderson MLP Investment Co., Series E, 4.250%	9,690,117
76,371	The GDL Fund, Series B, 7.000%(a)	3,833,824
334,415	Tortoise Energy Capital Corp., 3.950%	3,350,838

TOTAL PREFERRED STOCKS (Cost $23,966,345)		23,942,753

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 2.31%
$4,939	Apollo Investment Corp.	6.63%	10/15/2042	119,623
328,850	Fifth Street Finance Corp.	6.13%	04/30/2028	7,810,187
380,004	Main Street Capital Corp.	6.13%	04/01/2023	9,424,099
195,978	Medley Capital Corp.	6.13%	03/30/2023	4,836,737
66,065	MVC Capital, Inc.	7.25%	01/15/2023	1,667,481
203,293	PennantPark Investment Corp.	6.25%	02/01/2025	5,061,996

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES (Cost $29,433,149)				28,920,123

FOREIGN CORPORATE BONDS - 7.01%
Australia - 0.15%
1,750,000	Australia & New Zealand Banking Group Ltd.(b)	4.88%	01/12/2021	1,921,363

				1,921,363

Austria - 0.10%
800,000	ESAL GmbH(b)	6.25%	02/05/2023	734,400
600,000	ESAL GmbH(c)	6.25%	02/05/2023	550,800

				1,285,200

Principal Amount/Description		Rate	Maturity	Value
Bermuda - 0.18%
$1,200,000	Digicel Ltd.(b)	6.00%	04/15/2021	$1,137,000
400,000	Digicel Ltd.(c)	7.00%	02/15/2020	406,000
600,000	Inkia Energy Ltd.(c)	8.38%	04/04/2021	642,000

				2,185,000
Brazil - 0.63%
500,000	Banco Bradesco SA(b)	5.75%	03/01/2022	500,000
600,000	Banco do Brasil SA(c)	5.88%	01/19/2023	582,360
1,200,000	Banco do Brasil SA(a)(c)(d)	8.50%	Perpetual Maturity	1,302,000
1,800,000	Cielo SA(c)	3.75%	11/16/2022	1,583,910
400,000	Globo Comunicacao e Participacoes SA(b)(e)	5.31%	05/11/2022	415,000
200,000	Globo Comunicacao e Participacoes SA(c)(e)	5.31%	05/11/2022	207,500
400,000	Itau Unibanco Holding SA(c)	5.65%	03/19/2022	389,000
600,000	Itau Unibanco Holding SA(c)	5.50%	08/06/2022	576,000
1,500,000	OAS Financial Ltd.(a)(b)	8.88%	12/29/2049	1,436,250
800,000	Samarco Mineracao SA(b)	4.13%	11/01/2022	718,000
200,000	Samarco Mineracao SA(c)	4.13%	11/01/2022	179,500

				7,889,520
Canada - 0.45%
1,975,000	Bank of Montreal	1.40%	09/11/2017	1,929,966
840,000	Pacific Rubiales Energy Corp.(b)	7.25%	12/12/2021	892,500
600,000	Pacific Rubiales Energy Corp.(b)	5.13%	03/28/2023	570,000
1,200,000	Pacific Rubiales Energy Corp.(c)	7.25%	12/12/2021	1,275,000
1,075,000	Teck Resources Ltd.	5.40%	02/01/2043	945,252

				5,612,718
Cayman Islands - 0.69%
500,000	AES Andres Dominicana Ltd.(b)	9.50%	11/12/2020	530,000
1,000,000	AES Andres Dominicana Ltd.(c)	9.50%	11/12/2020	1,060,000
900,000	EGE Haina Finance Co.(c)	9.50%	04/26/2017	929,250
200,000	Grupo Aval Ltd.(b)	5.25%	02/01/2017	207,500
700,000	Grupo Aval Ltd.(b)	4.75%	09/26/2022	659,750
800,000	Grupo Aval Ltd.(c)	5.25%	02/01/2017	830,000
800,000	Grupo Aval Ltd.(c)	4.75%	09/26/2022	754,000
399,063	IIRSA Norte Finance Ltd.(c)	8.75%	05/30/2024	470,895
1,000,000	Industrial Senior Trust(b)	5.50%	11/01/2022	945,000
500,000	Industrial Senior Trust(c)	5.50%	11/01/2022	472,500
250,000	Intercorp Retail Trust(b)	8.88%	11/14/2018	270,000
400,000	LPG International, Inc.	7.25%	12/20/2015	437,000
950,000	Transocean, Inc.	6.00%	03/15/2018	1,065,343

				8,631,238
Chile - 0.79%
400,000	AES Gener SA	7.50%	03/25/2014	415,000
1,710,000	Celulosa Arauco y Constitucion SA	4.75%	01/11/2022	1,706,041
1,600,000	Cencosud SA(b)	4.88%	01/20/2023	1,576,467
400,000	CFR International SpA(b)	5.13%	12/06/2022	392,777
1,100,000	CFR International SpA(c)	5.13%	12/06/2022	1,080,727
800,000	CorpGroup Banking SA(b)	6.75%	03/15/2023	809,262
500,000	Inversiones CMPC SA(b)	4.50%	04/25/2022	484,976
300,000	Inversiones CMPC SA(b)	4.38%	05/15/2023	287,719
800,000	SACI Falabella(b)	3.75%	04/30/2023	736,000
600,000	SMU SA(b)	7.75%	02/08/2020	546,000
2,000,000	Tanner Servicios Financieros SA(b)	4.38%	03/13/2018	1,895,000

				9,929,969

Principal Amount/Description		Rate	Maturity	Value
Colombia - 0.31%
$800,000	Banco de Bogota SA(b)	5.38%	02/19/2023	$784,000
700,000	Banco de Bogota SA(c)	5.38%	02/19/2023	686,000
300,000	Banco GNB Sudameris SA(b)	3.88%	05/02/2018	285,750
200,000	Bancolombia SA	5.95%	06/03/2021	213,500
1,800,000	Transportadora de Gas Internacional SA ESP(c)	5.70%	03/20/2022	1,867,500

				3,836,750
Costa Rica - 0.12%
800,000	Instit Costa de Electric(b)	6.95%	11/10/2021	846,000
600,000	Instit Costa de Electric(c)	6.95%	11/10/2021	634,500
				1,480,500

Curacao - 0.08%
1,075,000	Teva Pharmaceutical Finance Co. BV	2.95%	12/18/2022	1,008,620

				1,008,620
France - 0.07%
850,000	France Telecom SA	2.75%	09/14/2016	871,640

				871,640
Great Britain - 0.39%
803,000	BP Capital Markets PLC	4.75%	03/10/2019	897,352
125,000	BP Capital Markets PLC	2.50%	11/06/2022	114,071
1,563,000	British Telecommunications PLC	5.95%	01/15/2018	1,800,270
850,000	Diageo Capital PLC	1.50%	05/11/2017	842,859
1,000,000	Vedanta Resources PLC(b)	7.13%	05/31/2023	947,500
300,000	Vedanta Resources PLC(c)	8.25%	06/07/2021	303,563

				4,905,615
Ireland - 0.15%
1,300,000	Sibur Securities Ltd.(b)	3.91%	01/31/2018	1,209,000
700,000	Sibur Securities Ltd.(c)	3.91%	01/31/2018	651,000

				1,860,000
Jersey - 0.12%
1,500,000	Polyus Gold International Ltd.(b)	5.63%	04/29/2020	1,458,750

				1,458,750
Luxembourg - 0.23%
900,000	Cosan Luxembourg SA(b)	5.00%	03/14/2023	857,250
1,250,000	Covidien International Finance SA	2.95%	06/15/2023	1,183,430
650,000	Minerva Luxembourg SA(b)	7.75%	01/31/2023	648,375
200,000	Minerva Luxembourg SA(c)	7.75%	01/31/2023	199,500

				2,888,555
Malaysia - 0.08%
1,000,000	IOI Investment L Bhd	4.38%	06/27/2022	935,414

				935,414
Mexico - 0.27%
900,000	Cemex SAB de CV(b)	5.88%	03/25/2019	875,250
1,000,000	Grupo KUO SAB De CV(b)	6.25%	12/04/2022	1,026,250
1,000,000	Grupo KUO SAB De CV(c)	6.25%	12/04/2022	1,026,250
100,000	Ixe Banco SA(c)	9.25%	10/14/2020	118,563
400,000	Petroleos Mexicanos(c)	3.50%	01/30/2023	370,000

				3,416,313
Myanmar - 0.06%
650,000	Axiata SPV1 Labuan Ltd.	5.38%	04/28/2020	705,267

				705,267

Principal Amount/Description		Rate	Maturity	Value
Netherlands - 0.15%
$647,000	Koninklijke KPN NV	8.38%	10/01/2030	$802,193
200,000	VimpelCom Holdings BV(b)	5.20%	02/13/2019	196,000
900,000	VimpelCom Holdings BV(b)	5.95%	02/13/2023	846,000

				1,844,193
Norway - 0.05%
600,000	Corp. Pesquera Inca SAC(c)	9.00%	02/10/2017	636,000

				636,000
Panama - 0.08%
1,000,000	Global Bank Corp.(c)	4.75%	10/05/2017	1,002,500

				1,002,500
Paraguay - 0.02%
200,000	Telefonica Celular del Paraguay SA(b)	6.75%	12/13/2022	208,000

				208,000
Peru - 0.81%
1,500,000	Banco de Credito del Peru(b)	4.25%	04/01/2023	1,391,250
900,000	Banco de Credito del Peru(a)(b)	6.13%	04/24/2027	915,750
100,000	Banco de Credito del Peru(a)(c)	9.75%	11/06/2069	116,500
500,000	Banco Internacional del Peru SAA(c)	5.75%	10/07/2020	512,500
300,000	Banco Internacional del Peru SAA(a)(c)	8.50%	04/23/2070	330,375
200,000	BBVA Banco Continental SA(c)	5.00%	08/26/2022	194,950
700,000	Cementos Pacasmayo SAA(c)	4.50%	02/08/2023	651,700
1,500,000	Cia Minera Milpo SAA(b)	4.63%	03/28/2023	1,372,500
200,000	Corp. Lindley SA(b)	6.75%	11/23/2021	218,500
300,000	Corp. Lindley SA(b)	4.63%	04/12/2023	291,750
100,000	Corp. Pesquera Inca SAC(b)	9.00%	02/10/2017	106,000
200,000	El Fondo MIVIVIENDA SA(b)	3.50%	01/31/2023	179,000
400,000	Ferreycorp SAA(b)	4.88%	04/26/2020	377,000
500,000	Pesquera Exalmar SAA(b)	7.38%	01/31/2020	467,500
500,000	Pesquera Exalmar SAA(c)	7.38%	01/31/2020	467,500
2,000,000	Scotiabank Peru SA(a)(b)	0.00%	12/13/2027	1,805,000
800,000	Scotiabank Peru SA(a)(c)	4.50%	12/13/2027	722,000

				10,119,775
Qatar - 0.05%
500,000	Ras Laffan Liquefied Natural Gas Co. Ltd. III(c)	5.84%	09/30/2027	567,500

				567,500
Russia - 0.57%
1,000,000	Alfa Bank OJSC Via Alfa Bond Issuance PLC(c)	7.50%	09/26/2019	1,025,000
400,000	Gazprom OAO Via Gaz Capital SA(c)	4.95%	02/06/2028	346,000
600,000	Gazprombank OJSC Via GPB Eurobond Finance PLC(c)	5.63%	05/17/2017	621,480
1,500,000	OJSC Novolipetsk Steel via Steel Funding Ltd.(b)	4.45%	02/19/2018	1,402,500
500,000	OJSC Novolipetsk Steel via Steel Funding Ltd.(c)	4.95%	09/26/2019	466,250
500,000	Phosagro OAO via Phosagro Bond Funding Ltd.(b)	4.20%	02/13/2018	493,750
500,000	Phosagro OAO via Phosagro Bond Funding Ltd.(c)	4.20%	02/13/2018	493,750
2,000,000	VTB Bank OJSC Via VTB Capital SA(c)	6.88%	05/29/2018	2,125,000
200,000	VTB Bank OJSC Via VTB Capital SA(c)	6.95%	10/17/2022	204,000

				7,177,730
South Korea - 0.13%
1,350,000	The Korea Development Bank	4.38%	08/10/2015	1,424,818
250,000	The Korea Development Bank	3.25%	03/09/2016	258,984

				1,683,802

Principal Amount/Description		Rate	Maturity	Value
Spain - 0.03%
$400,000	Cemex Espana Luxembourg(c)	9.25%	05/12/2020	$424,000

				424,000
Turkey - 0.25%
600,000	Anadolu Efes Biracilik Ve Malt Sanayii AS(b)	3.38%	11/01/2022	519,000
1,700,000	Tupras Turkiye Petrol Rafinerileri AS(b)	4.13%	05/02/2018	1,619,250
1,000,000	Tupras Turkiye Petrol Rafinerileri AS(c)	4.13%	05/02/2018	952,500

				3,090,750

TOTAL FOREIGN CORPORATE BONDS (Cost $90,919,242)				87,576,682

U.S. CORPORATE BONDS - 6.10%
1,950,000	Altria Group, Inc.	2.85%	08/09/2022	1,805,616
1,750,000	American Express Credit Corp.	2.75%	09/15/2015	1,815,943
1,035,000	Arrow Electronics, Inc.	3.38%	11/01/2015	1,071,662
875,000	AT&T, Inc.	5.35%	09/01/2040	889,444
550,000	Baxter International, Inc.	3.20%	06/15/2023	540,283
875,000	BB&T Corp.	1.60%	08/15/2017	856,266
1,195,000	Becton Dickinson and Co.	3.13%	11/08/2021	1,178,901
1,167,000	Biogen Idec, Inc.	6.88%	03/01/2018	1,388,798
700,000	Boston Properties LP	4.13%	05/15/2021	720,810
1,000,000	Burlington Northern Santa Fe LLC	3.00%	03/15/2023	954,319
1,050,000	Celgene Corp.	3.25%	08/15/2022	997,201
185,000	CIT Group, Inc.	5.00%	08/15/2022	184,435
310,000	Claire’s Stores, Inc.(b)	7.75%	06/01/2020	301,475
1,025,000	ConAgra Foods, Inc.	3.20%	01/25/2023	981,577
950,000	ConocoPhillips	6.50%	02/01/2039	1,200,423
1,400,000	Daimler Finance North America LLC(b)	1.88%	09/15/2014	1,412,667
965,000	Devon Energy Corp.	6.30%	01/15/2019	1,118,985
603,000	Devon Energy Corp.	4.00%	07/15/2021	619,645
900,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.	5.00%	03/01/2021	949,072
925,000	Duke Energy Corp.	3.55%	09/15/2021	924,921
455,000	Ecolab, Inc.	2.38%	12/08/2014	464,168
500,000	Ecolab, Inc.	1.00%	08/09/2015	499,654
1,605,000	Ford Motor Co.	7.45%	07/16/2031	1,931,004
1,750,000	General Electric Capital Corp.	2.90%	01/09/2017	1,810,102
350,000	Glencore Funding LLC(b)	2.50%	01/15/2019	316,916
817,000	Halliburton Co.	6.15%	09/15/2019	985,897
975,000	Illinois Tool Works, Inc.	3.38%	09/15/2021	998,555
1,075,000	JP Morgan Chase & Co.	4.95%	03/25/2020	1,175,030
700,000	JP Morgan Chase & Co.	4.50%	01/24/2022	733,899
960,000	Kellogg Co.	7.45%	04/01/2031	1,243,160
625,000	Kinder Morgan Energy Partners LP	6.95%	01/15/2038	741,964
225,000	Kinder Morgan Energy Partners LP	6.50%	09/01/2039	252,783
1,755,000	Liberty Mutual Group, Inc.(b)	6.50%	05/01/2042	1,885,863
1,000,000	Macy’s Retail Holdings, Inc.	2.88%	02/15/2023	923,702
943,000	Marathon Petroleum Corp.	5.13%	03/01/2021	1,041,106
825,000	Mattel, Inc.	2.50%	11/01/2016	851,004
450,000	MetLife, Inc.	6.38%	06/15/2034	546,023
475,000	MetLife, Inc.	5.70%	06/15/2035	528,819

Principal Amount/Description		Rate		Maturity	Value
$525,000	MetLife, Inc.	5.88%		02/06/2041	$606,801
250,000	MetLife, Inc.	4.13%		08/13/2042	223,494
300,000	MGM Resorts International	6.63%		12/15/2021	309,750
1,100,000	Microsoft Corp.	2.13%		11/15/2022	1,003,194
1,522,000	MidAmerican Energy Holdings Co.	6.50%		09/15/2037	1,814,977
889,000	Mondelez International, Inc.	5.38%		02/10/2020	998,135
950,000	Morgan Stanley	3.75%		02/25/2023	909,742
1,165,000	Motorola Solutions, Inc.	6.00%		11/15/2017	1,321,492
55,000	MPT Operating Partnership LP / MPT Finance Corp.	6.38%		02/15/2022	58,025
1,589,000	National Rural Utilities Cooperative Finance Corp.	10.3	8%	11/01/2018	2,203,112
1,000,000	Novartis Capital Corp.	4.40%		04/24/2020	1,111,576
890,000	ONEOK Partners LP	6.13%		02/01/2041	922,644
850,000	Oracle Corp.	1.20%		10/15/2017	826,109
975,000	Phillips 66	5.88%		05/01/2042	1,079,713
625,000	PNC Funding Corp.	6.70%		06/10/2019	750,024
1,100,000	PNC Funding Corp.	4.38%		08/11/2020	1,173,557
295,000	Regency Energy Partners LP / Regency Energy Finance Corp.	5.50%		04/15/2023	292,050
195,000	Safway Group Holding LLC / Safway Finance Corp.(b)	7.00%		05/15/2018	191,587
150,000	Sealed Air Corp.(b)	6.50%		12/01/2020	159,000
595,000	Simon Property Group LP	5.65%		02/01/2020	680,456
200,000	Simon Property Group LP	4.38%		03/01/2021	213,075
700,000	Southern Copper Corp.	5.25%		11/08/2042	578,455
1,125,000	Southern Power Co.	4.88%		07/15/2015	1,206,072
1,090,000	Southwest Airlines Co.	5.13%		03/01/2017	1,175,748
310,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.(b)	4.25%		11/15/2023	278,225
1,045,000	The ADT Corp.	3.50%		07/15/2022	962,209
771,000	The Boeing Co.	6.88%		03/15/2039	1,014,725
1,000,000	The Coca-Cola Co.	1.80%		09/01/2016	1,020,911
975,000	The Dow Chemical Co.	3.00%		11/15/2022	908,078
825,000	The Goldman Sachs Group, Inc.	5.75%		01/24/2022	911,077
1,525,000	The Kroger Co.	3.40%		04/15/2022	1,490,825
850,000	Time Warner Cable, Inc.	5.00%		02/01/2020	888,171
1,125,000	Time Warner Cable, Inc.	4.50%		09/15/2042	876,454
925,000	Tyson Foods, Inc.	4.50%		06/15/2022	946,377
775,000	United Technologies Corp.	3.10%		06/01/2022	766,607
850,000	Valero Energy Corp.	6.13%		02/01/2020	988,696
1,700,000	Wal-Mart Stores, Inc.	3.25%		10/25/2020	1,759,252
1,290,000	Waste Management, Inc.	6.13%		11/30/2039	1,479,607
1,415,000	WellPoint, Inc.	5.25%		01/15/2016	1,547,721
125,000	WellPoint, Inc.	5.88%		06/15/2017	142,104
1,650,000	Wells Fargo & Co.	4.60%		04/01/2021	1,800,096
875,000	Wynn Las Vegas LLC	7.75%		08/15/2020	975,975
800,000	Xerox Corp.	4.25%		02/15/2015	836,004

TOTAL U.S. CORPORATE BONDS (Cost $78,311,705)					76,243,994

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.44%
1,825,000	Corp. Andina de Fomento	3.75%		01/15/2016	1,935,429

Principal Amount/Description		Rate	Maturity	Value
$1,270,000	Mexico Government International Bond	5.63%	01/15/2017	$1,417,955
2,000,000	Pemex Project Funding Master Trust	6.63%	06/15/2035	2,110,000

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES (Cost $5,648,539)				5,463,384

COLLATERALIZED LOAN OBLIGATIONS - 0.76%
	Adirondack Park CLO Ltd. 2013-1A
250,000	Series 2013-1A(a)(b)	1.28%	04/15/2016	250,190
	ARES CLO Ltd.
500,000	Series 2012-2A(a)(b)	5.38%	10/12/2023	496,306
	ARES XXVI CLO Ltd.
500,000	Series 2013-1A(a)(b)	4.04%	04/15/2025	483,648
	BlueMountain CLO Ltd.
500,000	Series 2012-1A(a)(b)	5.78%	07/20/2023	482,135
	Brookside Mill CLO Ltd.
250,000	Series 2013-1A(a)(b)	2.98%	04/17/2025	247,845
500,000	Series 2013-1A(a)(b)	3.33%	04/17/2025	465,516
500,000	Series 2013-1A(a)(b)	4.68%	04/17/2025	452,214
	Canyon Capital CLO Ltd.
500,000	Series 2004-1A(a)(b)	2.78%	10/15/2016	503,731
	Cent CLO LP
500,000	Series 2013-18A(a)(b)	3.83%	07/23/2025	471,974
250,000	Series 2013-18A(a)(b)	4.88%	07/23/2025	222,734
	Chatham Light CLO Ltd.
500,000	Series 2005-2A(a)(b)	1.97%	08/03/2019	476,042
	Four Corners CLO III Ltd.
500,000	Series 2006-3A(a)(b)	1.78%	07/22/2020	476,118
	Galaxy XV CLO Ltd.
500,000	Series 2013-15A(a)(b)	2.89%	04/15/2025	488,609
500,000	Series 2013-15A(a)(b)	3.69%	04/15/2025	469,914
	Magnetite IV CLO Ltd.
500,000	Series 2012-7A(a)(b)	5.53%	01/15/2025	472,997
	Nomad CLO Ltd.
250,000	Series 2013-1A(a)(b)	3.24%	01/15/2025	248,386
250,000	Series 2013-1A(a)(b)	3.79%	01/15/2025	239,124
	OCP CLO 2013-3 Ltd.
500,000	Series 2013-3A(a)(b)	3.03%	01/17/2025	491,946
	Race Point VIII CLO Ltd.
18,525	Series 2013-8A(a)(b)	1.29%	02/20/2025	18,530
250,000	Series 2013-8A(a)(b)	2.19%	02/20/2025	251,248
	Saturn CLO Ltd.
100,000	Series 2007-1A(a)(b)	4.28%	05/13/2022	90,008
	Venture X CLO Ltd.
500,000	Series 2012-10A(a)(b)	4.48%	07/20/2022	489,340
	Wind River CLO Ltd.
500,000	Series 2005-2A(a)(b)	2.03%	10/19/2017	504,998
750,000	Series 2013-1A C(a)(b)	3.68%	04/20/2025	708,903

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,523,152)				9,502,456

Principal Amount/Description		Rate		Maturity	Value
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 30.00%
	Adjustable Rate Mortgage Trust
$3,304,744	Series 2005-1(a)	2.89%		05/25/2035	$3,259,991
2,496,484	Series 2005-7(a)	3.29%		10/25/2035	2,210,282
	ALM IV Ltd.
500,000	Series 2011-4A(a)(b)	3.03%		07/18/2022	494,721
	Alternative Loan Trust
901,387	Series 2005-20CB	5.50%		07/25/2035	808,036
363,650	Series 2005-54CB	5.50%		11/25/2035	308,151
1,000,000	Series 2005-6CB	5.50%		04/25/2035	1,005,395
720,757	Series 2005-85CB(a)	20.9	3%	02/25/2036	951,033
3,412,929	Series 2005-85CB(a)	1.29%		02/25/2036	2,455,920
873,220	Series 2005-86CB	5.50%		02/25/2036	723,500
1,845,130	Series 2005-9CB(a)	4.86%		05/25/2035	244,797
1,028,247	Series 2005-9CB(a)	0.69%		05/25/2035	801,651
661,501	Series 2006-12CB(a)	5.75%		05/25/2036	522,462
2,958,202	Series 2006-15CB	6.50%		06/25/2036	2,276,123
447,290	Series 2006-30T1	6.25%		11/25/2036	377,266
338,071	Series 2006-32CB	5.50%		11/25/2036	287,634
661,033	Series 2006-36T2(a)	27.1	7%	12/25/2036	926,605
2,571,032	Series 2007-19	6.00%		08/25/2037	1,975,874
8,131,036	Series 2007-20	6.25%		08/25/2047	6,819,394
2,776,808	Series 2007-23CB(a)	6.31%		09/25/2037	641,432
2,863,966	Series 2007-23CB(a)	0.69%		09/25/2037	1,669,139
	American Home Mortgage Investment Trust
253,779	Series 2007-A(b)(e)	6.10%		01/25/2037	169,264
	BAMLL Commercial Mortgage Securities Trust
200,000	Series 2012-CLRN(a)(b)	1.79%		08/15/2029	200,415
300,000	Series 2012-CLRN(a)(b)	2.89%		08/15/2029	301,144
153,935	Banc of America Alternative Loan Trust Series 2005-6	6.00%		07/25/2035	141,910
367,671	Series 2005-6	5.50%		07/25/2035	359,618
	Banc of America Commercial Mortgage Trust
900,000	Series 2007-5(a)	5.77%		02/10/2051	973,174
	Banc of America Funding Corp.
1,187,170	Series 2006-2	5.50%		03/25/2036	1,186,607
2,771,922	Series 2006-A(a)	3.00%		02/20/2036	2,208,290
1,867,637	Series 2008-R2(b)	6.00%		09/25/2037	1,918,007
	Banc of America Mortgage Trust
271,542	Series 2004-8	5.50%		09/25/2024	277,644
202,988	Series 2005-E(a)	5.43%		06/25/2035	196,768
	BCAP LLC Trust
344,890	Series 2007-AA2(a)	7.50%		04/25/2037	279,924
223,772	Series 2007-AA2	6.00%		04/25/2037	197,792
500,000	Series 2010-RR6(a)(b)	7.12%		08/26/2022	507,907
	Bear Stearns ALT-A Trust
3,026,861	Series 2004-11(a)	2.89%		11/25/2034	2,596,066
2,770,276	Series 2005-3(a)	2.68%		04/25/2035	2,177,404
2,785,800	Series 2006-6(a)	4.73%		11/25/2036	2,232,456
	Bear Stearns Asset-Backed Securities Trust
1,025,652	Series 2005-HE3(a)	1.21%		03/25/2035	984,665
4,119,846	Series 2006-AC1(e)	5.75%		02/25/2036	3,209,356

Principal Amount/Description		Rate	Maturity	Value
	Centurion CDO 8 Ltd.
$500,000	Series 2005-8X C(a)	2.27%	03/08/2017	$477,509
	Chase Mortgage Finance Trust
1,162,350	Series 2007-S3	5.50%	05/25/2037	1,136,790
	CHL Mortgage Pass-Through Trust 2006-18
7,728,281	Series 2006-18	6.00%	12/25/2036	6,852,651
	Citicorp Mortgage Securities Trust
1,890,633	Series 2007-1	6.00%	01/25/2037	1,892,042
1,370,303	Series 2007-2	5.50%	02/25/2037	1,339,310
	Citigroup Commercial Mortgage Trust
63,000	Series 2004-C1(a)	5.44%	04/15/2040	64,624
250,000	Series 2005-C3(a)	4.83%	05/15/2043	261,306
265,000	Series 2006-C4(a)	5.94%	03/15/2049	287,462
3,966,273	Series 2012-GC8(a)(b)	2.25%	09/10/2045	490,208
850,000	Series 2013-SMP C	2.74%	01/12/2018	829,714
850,000	Series 2013-SMP D(a)	3.01%	01/12/2018	815,032
	Citigroup Mortgage Loan Trust, Inc.
223,603	Series 2004-HYB1(a)	2.81%	02/25/2034	217,579
1,595,757	Series 2006-WF1(e)	5.81%	03/25/2036	1,092,738
2,219,068	Series 2007-OPX1(e)	6.33%	01/25/2037	1,411,287
2,000,000	Series 2008-AR4(a)(b)	2.93%	11/25/2038	1,695,340
1,400,000	Series 2008-AR4(a)(b)	2.77%	11/25/2038	1,073,765
1,460,594	Series 2010-8(a)(b)	9.61%	11/25/2036	1,277,244
4,353,034	Series 2010-8(a)(b)	8.54%	12/25/2036	3,660,897
	Citigroup/Deutsche Bank Commercial Mortgage Trust
12,972	Series 2005-CD1(a)	0.32%	07/15/2044	12,966
1,100,000	Series 2007-CD4(a)	5.37%	12/11/2049	1,113,346
27,011,465	Series 2007-CD5(a)(b)	0.17%	11/15/2044	78,631
	CitiMortgage Alternative Loan Trust
1,705,513	Series 2007-A1	6.00%	01/25/2037	1,456,234
338,557	Series 2007-A1(a)	5.21%	01/25/2037	61,604
601,615	Series 2007-A3(a)	5.21%	03/25/2037	121,992
259,686	Series 2007-A3(a)	6.00%	03/25/2037	219,662
9,133,518	Series 2007-A4	5.75%	04/25/2037	8,327,202
2,040,719	Series 2007-A4	5.75%	04/25/2037	1,860,562
1,822,399	Series 2007-A6	5.50%	06/25/2037	1,480,313
	Commercial Mortgage Pass-Through Certificates
175,000	Series 2006-C7(a)	5.96%	06/10/2046	187,725
1,060,498	Series 2010-C1(a)(b)	2.37%	07/10/2046	52,303
6,953,227	Series 2012-CR3(a)	2.38%	11/15/2045	920,948
500,000	Series 2012-FL2(a)(b)	3.70%	09/17/2029	500,000
983,283	Series 2012-LC4(a)(b)	2.52%	12/10/2044	143,070
	Commercial Mortgage Trust
10,000	Series 2004-FL2A(a)(b)	0.60%	11/05/2019	9,455
900,000	Series 2007-GG11(a)	5.87%	12/10/2049	966,966
900,000	Series 2007-GG9	5.48%	03/10/2039	961,639
600,000	Series 2007-GG9	5.48%	03/10/2039	632,380
	Countrywide Asset-Backed Certificates
2,500,000	Series 2005-12(e)	5.56%	02/25/2036	2,581,977
	Countrywide Home Loan Mortgage Pass-Through Trust
300,000	Series 2005-J4	5.50%	11/25/2035	290,266
1,078,835	Series 2007-17	6.00%	10/25/2037	1,045,304
1,149,231	Series 2007-3	6.00%	04/25/2037	1,040,129

Principal Amount/Description		Rate	Maturity	Value
$1,593,925	Series 2007-7	5.75%	06/25/2037	$1,453,130
	Credit Suisse First Boston Mortgage Securities Corp.
250,000	Series 1998-C2(a)(b)	6.75%	11/15/2030	260,729
177,374	Series 2005-10	5.50%	11/25/2035	151,868
157,676	Series 2005-8	5.50%	08/25/2025	151,550
750,000	Series 2005-C6(a)	5.23%	12/15/2040	793,956
	Credit Suisse Mortgage Capital Certificates
110,009,498	Series 2006-C4(a)(b)	0.56%	09/15/2039	143,013
950,000	Series 2006-C4	5.51%	09/15/2039	1,022,027
550,000	Series 2006-C5	5.34%	12/15/2039	583,806
473,076	Series 2006-TF2A(a)(b)	0.36%	10/15/2021	465,524
700,000	Series 2007-TFLA(a)(b)	0.34%	02/15/2022	691,315
	CSAB Mortgage-Backed Trust
8,781,274	Series 2006-2(e)	5.70%	09/25/2036	3,313,938
216,510	Series 2007-1(a)	5.90%	05/25/2037	140,540
	CSMC Mortgage-Backed Trust
453,548	Series 2006-1	6.00%	02/25/2036	335,423
272,088	Series 2006-4	5.50%	05/25/2021	279,167
1,610,229	Series 2006-5	6.25%	06/25/2036	901,958
1,742,695	Series 2006-7	5.00%	08/25/2036	1,405,423
179,156	Series 2006-9	6.00%	11/25/2036	180,024
6,709,003	Series 2007-1	6.00%	02/25/2037	5,976,856
129,203	Series 2007-2	5.00%	03/25/2037	126,218
782,346	Series 2007-3(a)	5.84%	04/25/2037	470,300
147,772	Series 2007-4	6.00%	06/25/2037	131,166
900,000	Series 2009-RR2(a)(b)	5.69%	04/16/2049	962,408
2,749,436	Series 2010-7R(a)(b)	7.44%	04/26/2037	2,410,334
150,000	Series 2010-RR1(a)(b)	5.69%	04/16/2049	163,699
300,000	Series 2010-RR2(a)(b)	5.34%	12/15/2043	326,729
	DBRR Trust
900,000	Series 2011-C32(a)(b)	5.74%	06/17/2049	970,171
650,000	Series 2012-EZ1 B(b)	1.39%	09/25/2045	652,015
	Del Coronado Trust
500,000	Series 2013-HDC D(a)(b)	2.14%	03/15/2026	494,815
500,000	Series 2013-HDC E(a)(b)	2.84%	03/15/2026	489,438
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
821,531	Series 2005-6(a)	4.89%	12/25/2035	147,173
374,644	Series 2005-6(a)	1.59%	12/25/2035	256,719
5,096,861	Series 2007-1(a)	0.33%	08/25/2037	3,970,098
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
279,367	Series 2006-PR1(a)(b)	11.85%	04/15/2036	337,434
	Dryden XXIV Senior Loan Fund
500,000	Series 2012-24A(a)(b)	5.03%	11/15/2023	499,152
	First Horizon Alternative Mortgage Securities Trust
227,383	Series 2005-FA6	5.50%	09/25/2035	206,851
224,622	Series 2006-FA7	6.25%	12/25/2036	194,314
373,777	Series 2007-FA2	6.00%	04/25/2037	300,828
	First Horizon Mortgage Pass-Through Trust
5,431,795	Series 2007-AR3(a)	2.44%	11/25/2037	4,581,127
	Fontainebleau Miami Beach Trust
800,000	Series 2012-FBLU(b)	4.27%	05/05/2027	821,886

Principal Amount/Description		Rate	Maturity	Value
$300,000	Series 2012-FBLU(b)	5.25%	05/05/2027	$309,602
	GMAC Commercial Mortgage Securities, Inc.
200,000	Series 2006-C1(a)	5.29%	11/10/2045	213,538
	GoldenTree Loan Opportunities IV Ltd.
250,000	Series 2007-4A(a)(b)	4.52%	08/18/2022	239,145
	GoldenTree Loan Opportunities VI Ltd.
750,000	Series 2012-6A(a)(b)	4.48%	04/17/2022	735,032
	GS Mortgage Securities Trust
250,000	Series 2006-GG6(a)	5.62%	04/10/2038	267,952
17,549,665	Series 2006-GG6(a)(b)	0.09%	04/10/2038	26,465
580,373	Series 2011-GC3(a)(b)	1.11%	03/10/2044	26,543
3,914,840	Series 2011-GC5(a)(b)	1.74%	08/10/2044	306,051
	GSAA Home Equity Trust
574,084	Series 2005-7(a)	4.48%	05/25/2035	562,756
809,187	Series 2006-18(e)	5.68%	11/25/2036	455,778
269,440	Series 2006-6(a)	4.87%	03/25/2036	165,033
1,403,887	Series 2007-2(e)	6.10%	03/25/2037	796,494
4,327,004	Series 2007-8(a)	0.54%	08/25/2037	3,418,207
	GSR Mortgage Loan Trust
2,124,414	Series 2005-AR4(a)	5.25%	07/25/2035	2,092,542
5,884,564	Series 2006-2F	5.25%	02/25/2036	5,133,034
114,728	Series 2006-5F	5.50%	06/25/2036	108,977
3,599,515	Series 2007-AR2(a)	2.87%	05/25/2047	2,865,077
	HSI Asset Loan Obligation Trust
597,044	Series 2007-2	5.50%	09/25/2037	599,431
3,643,644	Series 2007-2	6.00%	09/25/2037	3,376,667
	IndyMac IMJA Mortgage Loan Trust
4,186,288	Series 2007-A1	6.00%	08/25/2037	3,617,464
	IndyMac IMSC Mortgage Loan Trust
6,493,499	Series 2007-F2	6.50%	07/25/2037	3,874,190
	IndyMac Index Mortgage Loan Trust
7,829,228	Series 2005-AR31(a)	2.56%	01/25/2036	6,464,210
3,213,351	Series 2005-AR35(a)	5.02%	02/25/2036	2,634,643
8,133,375	Series 2006-AR25(a)	2.95%	09/25/2036	5,763,073
1,920,627	Series 2007-FLX1(a)	0.37%	02/25/2037	1,824,329
	Jefferies & Co.
2,097,782	Series 2010-R7(a)(b)	1.19%	09/26/2035	2,059,598
	JP Morgan Alternative Loan Trust
787,639	Series 2005-S1	6.00%	12/25/2035	690,838
244,353	Series 2006-S1	5.00%	02/25/2021	234,256
2,235,705	Series 2006-S3(e)	6.12%	08/25/2036	2,075,628
	JP Morgan Chase Commercial Mortgage Securities Corp.
8,537,563	Series 2006-LDP8(a)	0.54%	05/15/2045	128,695
1,100,000	Series 2007-CB19(a)	5.71%	02/12/2049	1,195,328
4,000,000	Series 2007-CH1(e)	5.49%	11/25/2036	3,585,372
900,000	Series 2007-LD12(a)	6.00%	02/15/2051	976,890
500,000	Series 2009-RR2(b)	5.54%	12/17/2049	540,812
125,000	Series 2011-PLSD(b)	3.36%	11/13/2044	131,273
8,927,961	Series 2012-C8(a)	2.21%	10/15/2045	1,098,193
1,000,000	Series 2012-PHH(a)(b)	1.86%	10/15/2025	1,007,337
	JP Morgan Mortgage Acquisition Corp.
500,000	Series 2006-CH2(e)	5.46%	10/25/2036	384,457
	JP Morgan Mortgage Trust
516,383	Series 2007-S3	6.00%	08/25/2037	455,008
2,874,646	Series 2007-S3	6.00%	08/25/2037	2,532,980

Principal Amount/Description		Rate	Maturity	Value
	JP Morgan Resecuritization Trust
$3,726,498	Series 2011-1(a)(b)	6.65%	06/26/2037	$3,119,790
	LB-UBS Commercial Mortgage Trust
4,684,155	Series 2006-C7(a)(b)	0.27%	11/15/2038	85,036
3,513,117	Series 2006-C7(a)(b)	0.65%	11/15/2038	70,976
1,000,000	Series 2007-C1	5.48%	02/15/2040	957,490
	LCM X LP
500,000	Series 2012-10A(a)(b)	4.88%	04/15/2022	495,319
	LCM XI LP
500,000	Series 2012-11A(a)(b)	4.23%	04/19/2022	490,482
	Lehman Brothers Floating Rate Commercial Mortgage Trust
939,326	Series 2006-LLFA(a)(b)	0.42%	09/15/2021	930,658
	Lehman Mortgage Trust
1,532,642	Series 2006-6	5.50%	10/25/2036	1,204,816
4,643,396	Series 2006-7(a)	0.44%	11/25/2036	529,417
4,643,396	Series 2006-7(a)	7.56%	11/25/2036	1,114,415
2,809,029	Series 2006-8(a)	0.61%	12/25/2036	1,280,900
2,822,876	Series 2006-8(a)	6.39%	12/25/2036	733,948
3,394,219	Series 2007-10	6.00%	01/25/2038	3,299,286
838,620	Series 2007-10	6.50%	01/25/2038	759,344
	Lehman XS Trust
1,427,820	Series 2006-5(e)	5.89%	04/25/2036	1,285,802
	MASTR Asset Securitization Trust
225,473	Series 2003-1	5.75%	02/25/2033	225,609
269,793	Series 2003-2	5.75%	04/25/2033	269,671
5,746	Series 2005-1	5.00%	05/25/2035	5,701
	Merrill Lynch Mortgage Trust
450,000	Series 2005-CIP1(a)	5.11%	07/12/2038	477,112
245,000	Series 2006-C1(a)	5.68%	05/12/2039	266,934
	ML-CFC Commercial Mortgage Trust
44,683	Series 2007-8(a)	5.83%	08/12/2049	46,803
	Morgan Stanley Bank of America Merrill Lynch Trust
4,944,544	Series 2012-C5(a)(b)	1.93%	08/15/2045	509,867
	Morgan Stanley Capital I Trust
95,000	Series 2005-HQ7(a)	5.21%	11/14/2042	101,469
1,000,000	Series 2006-HQ8(a)	5.50%	03/12/2044	1,020,072
1,000,000	Series 2007-HQ11(a)	5.51%	02/12/2044	1,022,585
33,538	Series 2007-HQ12(a)	0.49%	04/12/2049	31,388
900,000	Series 2007-IQ13	5.41%	03/15/2044	966,873
9,699,952	Series 2011-C1(a)(b)	0.95%	09/15/2047	277,613
	Morgan Stanley Mortgage Loan Trust
6,913,244	Series 2005-3AR(a)	2.75%	07/25/2035	5,739,029
408,435	Series 2006-11	6.00%	08/25/2036	323,460
2,559,134	Series 2006-7(a)	5.41%	06/25/2036	2,150,154
2,227,126	Series 2006-7	6.00%	06/25/2036	1,848,904
717,976	Series 2007-3XS(e)	5.70%	01/25/2047	500,026
	Morgan Stanley Re-REMIC Trust
750,000	Series 2010-HQ4(b)	4.97%	04/15/2040	772,049
817,519	Series 2011-R1(a)(b)	5.94%	02/26/2037	848,010
	Nomura Asset Acceptance Corp. Alternative Loan Trust
2,000,000	Series 2005-AP3(a)	5.32%	08/25/2035	1,517,608
	Octagon Investment Partners XVI Ltd.
500,000	Series 2013-1A(a)(b)	3.78%	07/17/2025	464,300
500,000	Series 2013-1A(a)(b)	5.18%	07/17/2025	430,000

Principal Amount/Description		Rate	Maturity	Value
	OHA Intrepid Leveraged Loan Fund Ltd.
$500,000	Series 2013-1AR(a)(b)	3.43%	04/20/2021	$496,884
	PHH Alternative Mortgage Trust
3,735,502	Series 2007-2	6.00%	05/25/2037	3,051,341
	Prime Mortgage Trust
302,484	Series 2006-1	5.50%	06/25/2036	279,672
158,165	Series 2006-DR1(b)	5.50%	05/25/2035	159,235
	RBSGC Structured Trust
561,888	Series 2008-B(b)	6.00%	06/25/2037	512,362
	Residential Accredit Loans, Inc.
640,112	Series 2004-QS15	5.25%	11/25/2034	657,301
4,668,314	Series 2005-QS17	6.00%	12/25/2035	4,025,011
8,252,302	Series 2006-QA5(a)	0.41%	07/25/2036	5,319,277
812,811	Series 2006-QS4	6.00%	04/25/2036	665,685
2,560,423	Series 2006-QS6	6.00%	06/25/2036	2,007,748
1,824,325	Series 2006-QS6	6.00%	06/25/2036	1,430,539
244,820	Series 2006-QS7(a)	0.59%	06/25/2036	138,377
743,946	Series 2006-QS7(a)	5.41%	06/25/2036	141,958
4,656,853	Series 2006-QS7	6.00%	06/25/2036	3,587,048
942,552	Series 2006-QS8(a)	5.36%	08/25/2036	151,286
311,106	Series 2006-QS8(a)	0.64%	08/25/2036	192,049
6,003,392	Series 2007-QS3	6.50%	02/25/2037	4,783,521
191,091	Series 2007-QS6	6.25%	04/25/2037	156,233
26,924	Series 2007-QS6(a)	53.39%	04/25/2037	67,830
473,605	Series 2008-QR1	6.00%	08/25/2036	307,966
	Residential Asset Mortgage Products, Inc.
120,005	Series 2004-RS4(a)	5.07%	04/25/2034	123,941
1,813,208	Series 2006-RS5(a)	0.36%	09/25/2036	1,689,622
	Residential Asset Securities Corp.
2,500,000	Series 2004-KS6(a)	5.85%	07/25/2034	2,279,907
1,164,795	Series 2005-KS4(a)	0.60%	05/25/2035	1,142,135
7,123,241	Series 2006-EMX6(a)	0.34%	07/25/2036	6,058,310
4,120,302	Series 2007-KS4(a)	0.37%	05/25/2037	3,922,268
	Residential Asset Securitization Trust
992,905	Series 2006-A1	6.00%	04/25/2036	818,584
2,041,859	Series 2006-A2	6.00%	01/25/2046	1,661,730
1,369,952	Series 2006-A6	6.50%	07/25/2036	905,291
9,621,325	Series 2006-A7CB	6.25%	07/25/2036	8,496,948
495,672	Series 2006-A8(a)	5.71%	08/25/2036	145,005
973,119	Series 2006-A8	6.00%	08/25/2036	857,148
233,186	Series 2006-A8	6.50%	08/25/2036	168,536
2,983,792	Series 2007-A1	6.00%	03/25/2037	2,236,185
5,466,511	Series 2007-A2	6.00%	04/25/2037	4,834,916
197,762	Series 2007-A6	6.00%	06/25/2037	173,168
4,909,175	Series 2007-A7	6.00%	07/25/2037	3,882,696
	Residential Funding Mortgage Securities I, Inc.
3,110,800	Series 2006-S3	5.50%	03/25/2036	2,790,183
760,280	Series 2006-S6	6.00%	07/25/2036	695,581
5,053,883	Series 2006-S6	6.00%	07/25/2036	4,623,808
1,286,907	Series 2007-S3	6.00%	03/25/2037	1,219,291
1,104,609	Series 2007-S6	6.00%	06/25/2037	981,365
	RREF 2013 LT2 LLC
1,023,468	Series 2013-LT2 A(b)	2.83%	05/22/2028	1,020,934
	Sequoia Mortgage Trust
5,922,461	Series 2007-3(a)	2.59%	07/20/2037	4,736,328

Principal Amount/Description		Rate	Maturity	Value
	SMA Issuer I LLC
$386,352	Series 2012-LV1(b)	3.50%	08/20/2025	$388,316
	Structured Adjustable Rate Mortgage Loan Trust
2,287,916	Series 2005-15(a)	2.55%	07/25/2035	1,887,162
	Structured Asset Securities Corp.
1,251,649	Series 2003-35(a)	5.16%	12/25/2033	1,265,114
1,218,083	Series 2004-15	4.75%	09/25/2019	1,237,819
478,589	Series 2005-RF1(a)(b)	0.54%	03/25/2035	390,510
482,855	Series 2005-RF1(a)(b)	5.38%	03/25/2035	90,254
	TBW Mortgage-Backed Trust
2,121,048	Series 2006-2	7.00%	07/25/2036	912,210
	TIAA Seasoned Commercial Mortgage Trust
250,000	Series 2007-C4(a)	5.54%	08/15/2039	269,435
	Tricadia CDO Ltd.
83,149	Series 2007-1AR(a)(b)	0.97%	02/28/2016	83,066
	UBS-Barclays Commercial Mortgage Trust
4,940,417	Series 2012-C3(a)(b)	2.21%	08/10/2049	644,873
	Venture V CDO Ltd.
1,000,000	Series 2005-1A(a)(b)	0.72%	11/22/2018	970,519
	Wachovia Bank Commercial Mortgage Trust
18,384,129	Series 2006-C27(a)(b)	0.05%	07/15/2045	160,108
1,689,719	Series 2006-C29(a)	0.37%	11/15/2048	20,579
900,000	Series 2007-C33(a)	5.92%	02/15/2051	978,740
	Washington Mutual Alternative Mortgage Pass-Through Certificates
4,805,929	Series 2005-1	6.00%	03/25/2035	4,663,068
179,504	Series 2005-9	5.50%	11/25/2035	144,610
1,209,384	Series 2006-5	6.00%	07/25/2036	860,027
	Wells Fargo Alternative Loan Trust
3,083,544	Series 2007-PA2	6.00%	06/25/2037	2,843,120
2,073,721	Series 2007-PA2(a)	0.62%	06/25/2037	1,272,471
2,124,481	Series 2007-PA2(a)	5.88%	06/25/2037	475,491
883,849	Series 2007-PA3	5.75%	07/25/2037	789,896
3,696,909	Series 2007-PA5	6.25%	11/25/2037	3,456,096
	Wells Fargo Mortgage Loan Trust
3,174,895	Series 2012-RR1(a)(b)	2.85%	08/27/2037	3,196,276
	Wells Fargo Mortgage-Backed Securities Trust
7,579,798	Series 2005-12	5.50%	11/25/2035	7,638,307
2,387,645	Series 2006-11	6.00%	09/25/2036	2,305,663
624,504	Series 2006-2	5.50%	03/25/2036	583,030
291,319	Series 2006-2	5.75%	03/25/2036	285,668
912,928	Series 2007-10	6.00%	07/25/2037	856,726
2,428,019	Series 2007-13	6.00%	09/25/2037	2,437,588
2,849,009	Series 2007-14	6.00%	10/25/2037	2,801,815
2,421,463	Series 2007-2	6.00%	03/25/2037	2,224,145
4,506,870	Series 2007-3	5.50%	04/25/2037	4,199,930
1,286,373	Series 2007-5	5.50%	05/25/2037	1,326,123
3,105,409	Series 2007-8	6.00%	07/25/2037	2,959,951
1,801,975	Series 2007-8	6.00%	07/25/2037	1,733,996
	WF-RBS Commercial Mortgage Trust
4,950,295	Series 2012-C9(a)(b)	2.27%	11/15/2045	652,805

Principal Amount/Description		Rate	Maturity	Value
	WhiteHorse III Ltd. Corp.
$500,000	Series 2006-1A(a)(b)	2.12%	05/01/2018	$484,902

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $341,015,002)				374,812,537

U.S. GOVERNMENT BONDS AND NOTES - 7.33%
10,700,000	U.S. Treasury Bonds	1.63%	08/15/2022	10,033,754
18,000,000	U.S. Treasury Bonds	1.63%	11/15/2022	16,793,442
3,900,000	U.S. Treasury Bonds	4.25%	05/15/2039	4,489,875
6,800,000	U.S. Treasury Bonds	3.75%	08/15/2041	7,189,408
9,550,000	U.S. Treasury Notes	0.13%	09/30/2013	9,551,308
9,400,000	U.S. Treasury Notes	0.25%	10/31/2013	9,405,320
10,700,000	U.S. Treasury Notes	2.38%	05/31/2018	11,214,938
10,200,000	U.S. Treasury Notes	1.50%	08/31/2018	10,227,091
4,400,000	U.S. Treasury Notes	1.00%	08/31/2019	4,211,280
8,850,000	U.S. Treasury Notes	1.75%	05/15/2022	8,434,121

TOTAL U.S. GOVERNMENT BONDS AND NOTES
(Cost $95,004,765)				91,550,537

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 17.88%
	Federal Home Loan Mortgage Corp. Pool
1,284,645	Series Pool #G01840	5.00%	07/01/2035	1,376,999
476,101	Series Pool #G04587	5.50%	08/01/2038	512,704
618,302	Series Pool #G04817	5.00%	09/01/2038	659,280
1,106,730	Series Pool #G06871	6.00%	06/01/2038	1,201,295
4,935,354	Series Pool #G06954	6.00%	05/01/2040	5,350,190
	Federal Home Loan Mortgage Corp. REMICS
3,813,947	Series 2003-2722(a)	9.68%	12/15/2033	4,633,240
989,971	Series 2005-R003	5.50%	10/15/2035	1,093,162
5,278,494	Series 2006-3244(a)	6.47%	11/15/2036	1,125,655
292,211	Series 2007-3261(a)	6.24%	01/15/2037	49,793
2,848,386	Series 2007-3262(a)	6.21%	01/15/2037	327,411
4,570,269	Series 2007-3301(a)	5.91%	04/15/2037	426,685
6,228,198	Series 2007-3303(a)	5.89%	04/15/2037	873,492
3,302,832	Series 2007-3303(a)	5.91%	04/15/2037	464,540
3,511,785	Series 2007-3382(a)	5.81%	11/15/2037	212,470
3,411,039	Series 2007-3384(a)	6.12%	08/15/2036	328,797
2,663,713	Series 2007-3384(a)	6.20%	11/15/2037	316,854
2,511,150	Series 2008-3417(a)	5.99%	02/15/2038	266,649
15,054,650	Series 2008-3419(a)	6.24%	02/15/2038	2,363,971
72,289,077	Series 2008-3423(a)	0.35%	03/15/2038	624,361
3,302,752	Series 2008-3423(a)	5.46%	03/15/2038	319,990
5,763,504	Series 2009-3510(a)	6.56%	02/15/2037	1,005,299
2,154,190	Series 2009-3523(a)	5.81%	04/15/2039	265,125
387,727	Series 2009-3524(a)	5.16%	06/15/2038	405,427
265,082	Series 2009-3549(a)	5.61%	07/15/2039	25,002
4,023,001	Series 2009-3560(a)	6.21%	11/15/2036	572,722
2,006,450	Series 2010-3630(a)	1.93%	03/15/2017	78,332
1,500,000	Series 2010-3641	4.50%	03/15/2040	1,597,939
555,511	Series 2010-3688	4.00%	07/15/2029	568,467
2,721,443	Series 2010-3726(a)	5.86%	09/15/2040	298,880

Principal Amount/Description		Rate	Maturity	Value
$13,343,006	Series 2010-3728(a)	4.26%	09/15/2040	$1,454,201
4,675	Series 2010-3739(a)	9.62%	11/15/2039	4,710
179,936	Series 2010-3745(a)	9.61%	10/15/2040	182,241
162,987	Series 2010-3766(a)	9.62%	11/15/2040	166,289
750,000	Series 2010-3779	3.50%	12/15/2030	761,608
250,000	Series 2010-3779	4.00%	12/15/2030	262,341
465,102	Series 2010-3779	4.50%	12/15/2040	467,219
152,775	Series 2011-3786(a)	9.11%	01/15/2041	156,245
164,639	Series 2011-3793(a)	9.42%	01/15/2041	166,978
1,101,316	Series 2011-3795	4.00%	01/15/2041	1,148,565
223,206	Series 2011-3798(a)	9.12%	11/15/2040	226,483
69,782	Series 2011-3805(a)	9.11%	02/15/2041	70,878
1,704,898	Series 2011-3806	5.50%	07/15/2034	1,910,703
600,000	Series 2011-3808	3.50%	02/15/2031	618,689
73,416	Series 2011-3809(a)	9.10%	02/15/2041	74,789
4,756,642	Series 2011-3815(a)	5.66%	02/15/2041	601,511
2,102,160	Series 2011-3818	4.50%	01/15/2040	2,185,274
500,000	Series 2011-3824	3.50%	03/15/2031	515,861
2,000,000	Series 2011-3824(a)	6.91%	08/15/2036	315,630
662,123	Series 2011-3857(a)	8.87%	05/15/2041	686,401
1,477,097	Series 2011-3863	5.50%	08/15/2034	1,669,725
1,059,872	Series 2011-3864(a)	8.80%	05/15/2041	1,075,364
1,115,998	Series 2011-3871	5.50%	06/15/2041	1,286,080
5,065,599	Series 2011-3872(a)	5.76%	06/15/2041	548,812
2,595,212	Series 2011-3877	4.50%	06/15/2041	2,778,688
1,943,180	Series 2011-3888	4.00%	07/15/2041	2,002,463
3,051,728	Series 2011-3894	4.50%	07/15/2041	3,243,063
2,191,581	Series 2011-3910	5.00%	08/15/2041	2,405,830
208,430	Series 2011-3924(a)	9.17%	09/15/2041	210,671
5,434,452	Series 2011-3924(a)	5.81%	09/15/2041	704,935
5,401,313	Series 2011-3925	3.00%	09/15/2021	383,612
3,122,225	Series 2012-4057	4.00%	06/15/2042	3,167,353
9,817,845	Series 2013-4196(a)	5.17%	03/15/2043	8,111,631
	Federal Home Loan Mortgage Corp. Strips
7,694,112	Series 2012-269	3.00%	08/15/2042	7,498,761
	Federal National Mortgage Association Pool
354,033	Series Pool #555743	5.00%	09/01/2033	383,027
429,341	Series Pool #735382	5.00%	04/01/2035	463,693
1,111,994	Series Pool #735383	5.00%	04/01/2035	1,200,966
812,938	Series Pool #735484	5.00%	05/01/2035	877,497
1,484,865	Series Pool #889509	6.00%	05/01/2038	1,613,024
1,932,726	Series Pool #965025	6.50%	09/01/2038	2,152,309
1,439,982	Series Pool #995581	6.00%	01/01/2039	1,565,063
135,877	Series Pool #AH1140	4.50%	12/01/2040	139,633
251,634	Series Pool #AH4437	4.00%	01/01/2041	256,242
2,864,971	Series Pool #AK4039	4.00%	02/01/2042	2,964,122
2,988,828	Series Pool #AL1690	6.00%	05/01/2041	3,246,794
2,509,855	Series Pool #AL1744	6.00%	10/01/2040	2,726,480
1,267,312	Series Pool #MA0264	4.50%	12/01/2029	1,343,017
2,604,693	Series Pool #MA0353	4.50%	03/01/2030	2,768,088
721,954	Series Pool #MA0871	4.00%	10/01/2041	734,854
2,140,778	Series Pool #MA1050	4.50%	03/01/2042	2,199,829
1,385,583	Series Pool #MA1068	3.50%	05/01/2042	1,392,598
2,388,038	Series Pool #MA1117	3.50%	07/01/2042	2,400,198
6,768,464	Series Pool #MA1275	3.00%	12/01/2032	6,838,687

Principal Amount/Description		Rate	Maturity	Value
$4,918,371	Series Pool #MA1366	3.00%	03/01/2033	$4,969,458
2,826,367	Series Pool #MA3894	4.00%	09/01/2031	2,951,058
	Federal National Mortgage Association REMICS
4,900,109	Series 2003-92	5.00%	09/25/2033	5,259,880
422,631	Series 2004-46(a)	5.81%	03/25/2034	52,667
2,860,456	Series 2005-104(a)	6.51%	12/25/2033	294,447
1,109,634	Series 2006-101(a)	6.39%	10/25/2036	154,174
3,152,898	Series 2006-123(a)	6.13%	01/25/2037	604,953
682,840	Series 2007-102(a)	6.21%	11/25/2037	100,936
1,435,897	Series 2007-108(a)	6.17%	12/25/2037	209,098
195,108	Series 2007-30(a)	5.92%	04/25/2037	21,268
3,048,587	Series 2007-38(a)	5.89%	05/25/2037	333,586
213,939	Series 2007-51(a)	5.91%	06/25/2037	26,284
440,339	Series 2007-53(a)	5.91%	06/25/2037	48,722
2,810,686	Series 2007-57(a)	6.43%	10/25/2036	414,506
3,043,619	Series 2007-68(a)	6.46%	07/25/2037	402,041
1,540,990	Series 2008-14	5.50%	03/25/2038	1,718,524
3,487,200	Series 2008-3(a)	6.27%	02/25/2038	470,762
2,956,836	Series 2008-56(a)	5.87%	07/25/2038	240,888
1,077,058	Series 2008-81	5.50%	09/25/2038	1,181,980
2,909,632	Series 2009-111(a)	6.06%	01/25/2040	363,148
2,977,033	Series 2009-111	5.00%	01/25/2040	3,216,092
3,272,885	Series 2009-12(a)	6.41%	03/25/2036	754,999
394,648	Series 2009-28(a)	5.81%	04/25/2037	40,976
1,801,954	Series 2009-41	4.50%	06/25/2039	1,884,099
1,510,626	Series 2009-42(a)	5.81%	06/25/2039	147,575
3,402,055	Series 2009-47(a)	5.91%	07/25/2039	292,573
2,251,936	Series 2009-62(a)	5.91%	08/25/2039	230,247
744,974	Series 2009-66(a)	5.61%	02/25/2038	69,881
857,261	Series 2009-68(a)	5.06%	09/25/2039	58,746
18,497	Series 2010-109(a)	52.82%	10/25/2040	63,731
4,596,693	Series 2010-11(a)	4.61%	02/25/2040	354,134
830,993	Series 2010-111(a)	5.81%	10/25/2040	100,926
558,037	Series 2010-112	4.00%	10/25/2040	582,175
2,122,483	Series 2010-115(a)	6.41%	11/25/2039	251,620
4,567,315	Series 2010-15(a)	4.76%	03/25/2040	362,768
763,930	Series 2010-34(a)	4.74%	04/25/2040	89,102
289,314	Series 2010-4(a)	6.04%	02/25/2040	45,001
755,029	Series 2010-58(a)	11.98%	06/25/2040	864,671
2,583,712	Series 2010-75	4.50%	07/25/2040	2,791,336
4,785,113	Series 2010-9(a)	4.56%	02/25/2040	443,207
712,876	Series 2010-9(a)	5.11%	02/25/2040	57,859
188,923	Series 2010-90(a)	5.81%	08/25/2040	17,018
4,777,788	Series 2011-141	4.00%	01/25/2042	4,893,405
500,000	Series 2011-16	3.50%	03/25/2031	512,086
2,753,290	Series 2011-2	4.00%	02/25/2041	2,861,902
1,000,000	Series 2011-25	3.00%	04/25/2026	1,024,114
500,000	Series 2011-29	3.50%	04/25/2031	511,964
1,200,000	Series 2011-48(a)	8.81%	06/25/2041	1,134,890
4,678,056	Series 2011-5(a)	6.21%	11/25/2040	472,619
4,364,678	Series 2011-58(a)	6.36%	07/25/2041	751,646
1,278,052	Series 2011-72	5.50%	04/25/2037	1,448,381
16,763,817	Series 2012-106(a)	5.97%	10/25/2042	2,494,221
2,605,798	Series 2012-124(a)	7.45%	11/25/2042	2,528,761
1,025,577	Series 2012-140(a)	7.54%	12/25/2042	1,039,288

Principal Amount/Description		Rate	Maturity	Value
$6,959,771	Series 2012-144(a)	4.44%	11/25/2049	$ 7,431,142
8,381,612	Series 2012-20	3.50%	03/25/2042	7,992,312
5,141,367	Series 2012-29(a)	5.81%	04/25/2042	528,599
3,676,636	Series 2012-32	5.00%	04/25/2042	599,976
1,055,289	Series 2012-55(a)	6.64%	05/25/2042	1,067,678
14,274,048	Series 2012-65(a)	5.79%	06/25/2042	2,331,780
4,391,483	Series 2012-92	3.50%	08/25/2042	3,862,121
7,774,680	Series 2013-19(a)	5.17%	03/25/2043	6,369,406
9,856,469	Series 2013-51(a)	5.17%	04/25/2043	8,546,928
	Government National Mortgage Association
231,136	Series 2004-83(a)	5.88%	10/20/2034	31,880
260,005	Series 2008-6(a)	6.26%	02/20/2038	38,804
245,629	Series 2008-67(a)	5.80%	08/20/2038	33,263
3,708,778	Series 2008-69(a)	7.43%	08/20/2038	740,024
204,643	Series 2009-10(a)	6.45%	02/16/2039	38,443
2,402,605	Series 2009-35	4.50%	05/20/2039	2,611,197
277,190	Series 2009-6(a)	5.75%	02/20/2038	42,155
4,220,162	Series 2009-75	5.00%	09/20/2039	4,709,565
13,389,339	Series 2010-26(a)	6.06%	02/20/2040	2,320,132
458,603	Series 2010-61(a)	6.35%	09/20/2039	56,810
2,973,666	Series 2010-98(a)	5.95%	03/20/2039	335,406
68,417	Series 2011-12(f)	0.00%	12/20/2040	64,488
2,765,859	Series 2011-45	4.50%	03/20/2041	3,022,813
3,586,210	Series 2011-69(f)	0.00%	05/20/2041	3,034,016
2,196,185	Series 2011-71	4.50%	02/20/2041	2,400,986
6,899,530	Series 2011-71(a)	5.21%	05/20/2041	928,401
1,947,429	Series 2011-72(a)	5.95%	05/20/2041	265,925
9,713,866	Series 2011-89(a)	5.26%	06/20/2041	1,378,407
4,646,237	Series 2012-105(a)	6.01%	01/20/2041	743,937

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES (Cost $240,127,977)				223,411,443

SHORT-TERM INVESTMENTS - 4.83%
60,354,046	Northern Institutional Government Select Portfolio, (7 Day Yield 0.01%)			60,354,046

TOTAL SHORT-TERM INVESTMENTS (Cost $60,354,046)				60,354,046

TOTAL INVESTMENTS - 100.58% (Cost $1,252,811,489)				1,256,599,046
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.58%				(7,200,906)

NET ASSETS - 100.00%				$ 1,249,398,140

(a)	Floating or variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $98,448,063, which represents approximately 7.88% of net assets as of June 30, 2013.

(c)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of June 30, 2013, the aggregate market value of those securities was $31,007,823, representing 2.48% of net assets.

(d)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at June 30, 2013.
(f)	Zero coupon bond reflects effective yield on the date of purchase.

Common Abbreviations:

AS - Anonim Sirket is the Turkish term for Incorporation.

Bhd - Berhad, a Malaysian public limited company.

BV - Besloten Vennootschap a Dutch private limited liability company.

CDO - Collateralized Debt Obligation.

CLO - Collateralized Loan Obligation.

ESP - Empresa de Servicios Publicos is the Colombian term for Public Service Company.

GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

MLP – Master Limited Partnership.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo is the Russian term for Open Joint Stock Company.

OJSC - Open Joint Stock Company.

PLC - Public Limited Co.

REMICS - Real Estate Mortgage Investment Conduits.

Re-REMICS - Re-securitized Real Estate Mortgage Investment Conduits.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SAA - Sociedad Anónima Abierta - A publicly traded corporation.

SAB de CV - A variable capital company.

SAC - Sociedad Anónima Cerrada - A privately held corporation.

SpA - Societa per Azioni.

See Notes to Quarterly Schedule of Investments.

RiverNorth/Manning & Napier Dividend Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 37.75%
51,119	Adams Express Co.	$611,383
17,500	AllianzGI Equity & Convertible Income Fund	320,775
72,646	Alpine Total Dynamic Dividend Fund	284,046
31,697	BlackRock Global Opportunities Equity Trust	427,909
11,000	Boulder Growth & Income Fund, Inc.	81,840
3,700	Boulder Total Return Fund, Inc.(a)	78,329
55,000	Clough Global Allocation Fund	833,250
26,800	Clough Global Opportunities Fund	344,916
40,000	Eaton Vance Enhanced Equity Income Fund	462,000
14,800	Eaton Vance Enhanced Equity Income Fund II	170,200
22,945	Eaton Vance Tax-Managed Diversified Equity Income Fund	233,351
7,215	Gabelli Dividend & Income Trust	139,322
18,500	Gabelli Utility Trust	119,695
119,794	Liberty All Star® Equity Fund	622,929
7,039	Macquarie Global Infrastructure Total Return Fund, Inc.	143,736
63,900	Royce Focus Trust, Inc.	446,022
9,200	Royce Value Trust, Inc.	139,472
24,986	Tri-Continental Corp.	447,249
34,135	Zweig Total Return Fund, Inc.	438,976

TOTAL CLOSED-END FUNDS
(Cost $6,004,166)		6,345,400

COMMON STOCK - 45.72%
Basic Materials - 0.70%
1,376	EI du Pont de Nemours & Co.	72,240
478	International Paper Co.	21,180
403	Newmont Mining Corp.	12,070
574	Teck Resources Ltd. - Class B	12,266

		117,756

Communications - 2.06%
4,214	Cisco Systems, Inc.	102,548
1,078	Mobile Telesystems OJSC, ADR	20,417
4,535	NTT DOCOMO, Inc., ADR	70,973
330	Omnicom Group, Inc.	20,747
1,107	Pearson PLC, ADR	19,826
4,862	Telefonaktiebolaget LM Ericsson, ADR	54,843
410	Telekomunikasi Indonesia Persero Tbk PT, ADR	17,524
1,227	Thomson Reuters Corp.	39,963

		346,841

Consumer, Cyclical - 4.53%
211	Genuine Parts Co.	16,473
392	L Brands, Inc.	19,306
269	Magna International, Inc.	19,158
483	Mattel, Inc.	21,885
1,465	McDonald’s Corp.	145,035
743	Target Corp.	51,163
2,096	The Home Depot, Inc.	162,377

Shares/Description		Value
948	Walgreen Co.	$41,902
3,803	Wal-Mart Stores, Inc.	283,285

		760,584

Consumer, Non-cyclical - 19.71%
1,947	AbbVie, Inc.	80,489
760	Archer-Daniels-Midland Co.	25,772
1,866	AstraZeneca PLC, ADR	88,262
683	Automatic Data Processing, Inc.	47,031
660	Baxter International, Inc.	45,718
237	Becton Dickinson and Co.	23,423
2,329	Bristol-Myers Squibb Co.	104,083
384	Cardinal Health, Inc.	18,125
1,116	Colgate-Palmolive Co.	63,936
476	ConAgra Foods, Inc.	16,627
517	Diageo PLC, ADR	59,429
1,626	Eli Lilly & Co.	79,869
899	General Mills, Inc.	43,628
3,657	GlaxoSmithKline PLC, ADR	182,740
3,673	Johnson & Johnson	315,364
500	Kellogg Co.	32,115
541	Kimberly-Clark Corp.	52,553
565	Lorillard, Inc.	24,679
424	McGraw Hill Financial, Inc.	22,552
1,148	Medtronic, Inc.	59,087
3,846	Merck & Co., Inc.	178,647
3,022	Novartis AG, ADR	213,686
2,290	PepsiCo, Inc.	187,299
10,317	Pfizer, Inc.	288,979
2,494	Philip Morris International, Inc.	216,030
431	Reynolds American, Inc.	20,847
3,027	Sanofi, ADR	155,921
860	Sysco Corp.	29,378
685	Teva Pharmaceutical Industries Ltd., ADR	26,852
6,321	The Coca-Cola Co.	253,535
159	The JM Smucker Co.	16,401
3,177	The Procter & Gamble Co.	244,597
2,368	Unilever PLC, ADR	95,786

		3,313,440

Energy - 7.16%
2,485	Chevron Corp.	294,075
1,840	ConocoPhillips	111,320
3,433	Exxon Mobil Corp.	310,172
743	Marathon Oil Corp.	25,693
841	Occidental Petroleum Corp.	75,042
3,367	Royal Dutch Shell PLC, ADR	214,815
3,965	Statoil ASA, ADR	82,036
1,869	Total SA, ADR	91,020

		1,204,173

Financial - 0.18%
776	Marsh & McLennan Cos., Inc.	30,978

		30,978

Industrial - 5.97%
1,030	3M Co.	112,630
3,066	ABB Ltd., ADR	66,410
499	Caterpillar, Inc.	41,162
1,040	CSX Corp.	24,118
388	Deere & Co.	31,525
1,061	Emerson Electric Co.	57,867
419	General Dynamics Corp.	32,820

Shares/Description		Value
962	Honeywell International, Inc.	$76,325
666	Illinois Tool Works, Inc.	46,067
1,430	Koninklijke Philips NV	38,882
254	Lockheed Martin Corp.	27,549
363	Norfolk Southern Corp.	26,372
339	Northrop Grumman Corp.	28,069
418	Raytheon Co.	27,638
1,106	Siemens AG, ADR	112,049
189	Stanley Black & Decker, Inc.	14,610
489	TE Connectivity Ltd.	22,269
833	The Boeing Co.	85,333
1,116	United Technologies Corp.	103,721
679	Waste Management, Inc.	27,384

		1,002,800

Technology - 5.35%
704	Accenture PLC - Class A	50,660
349	Analog Devices, Inc.	15,726
471	Apple, Inc.	186,766
1,423	Applied Materials, Inc.	21,231
1,605	Canon, Inc., ADR	52,756
2,113	Hewlett-Packard Co.	52,402
7,207	Intel Corp.	174,626
8,833	Microsoft Corp.	305,136
1,144	Texas Instruments, Inc.	39,868

		899,171

Utilities - 0.06%
894	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	9,307

		9,307

TOTAL COMMON STOCK
(Cost $7,058,844)		7,685,050

EXCHANGE-TRADED FUNDS - 12.69%
14,146	iShares® Russell 1000® Value Index Fund	1,185,293
10,200	PowerShares® FTSE RAFI US 1000 Portfolio	734,400
1,325	SPDR® S&P 500® ETF	212,557

TOTAL EXCHANGE-TRADED FUNDS
(Cost $2,082,198)		2,132,250

RIGHTS - 0.00%
3	Cornerstone Progressive Return Fund, Strike Price 5.48, Expires 07/26/2013	0

TOTAL RIGHTS
(Cost $0)		0

SHORT-TERM INVESTMENTS - 3.95%
663,772	Northern Institutional Government Select Portfolio, (7 Day Yield 0.01%)	663,772

TOTAL SHORT-TERM INVESTMENTS
(Cost $663,772)		663,772

TOTAL INVESTMENTS - 100.11%
(Cost $15,808,980)	$16,826,472
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.11%	(18,584)

NET ASSETS - 100.00%	$16,807,888

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - ASA - Allmennaksjeselskap is the Norwegian term for a public limited company

ETF - Exchange Traded Fund.

FTSE - Financial Times Stock Exchange.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OJSC - Open Joint Stock Company.

PLC - Public Limited Company.

RAFI - Research Affiliates Fundamental Index.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

S&P – Standard & Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

Tbk PT - Terbuka is the Indonesian term for limited liability company.

See Notes to Quarterly Schedule of Investments.

RiverNorth Dynamic Buy-Write Fund

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Shares/Description		Value
COMMON STOCK - 10.67%
Basic Materials - 1.42%
2,100	ArcelorMittal	$23,520
1,000	Cliffs Natural Resources, Inc.	16,250
3,700	Newmont Mining Corp.	110,815
5,600	Pan American Silver Corp.	65,184
600	Teck Resources Ltd. - Class B	12,822
1,400	The Dow Chemical Co.	45,038

		273,629

Communications - 1.37%
1,000	Cablevision Systems Corp. - Class A	16,820
4,000	CenturyLink, Inc.	141,400
200	Cisco Systems, Inc.	4,867
2,000	Facebook, Inc. - Class A(a)	49,760
1,000	Verizon Communications, Inc.	50,340

		263,187

Consumer, Non-cyclical - 3.32%
1,800	Abbott Laboratories	62,784
500	Amgen, Inc.	49,330
1,000	Apollo Group, Inc. - Class A(a)	17,720
2,000	Campbell Soup Co.	89,580
2,000	General Mills, Inc.	97,060
1,000	Merck & Co., Inc.	46,450
200	Molson Coors Brewing Co. - Class B	9,572
5,916	Pfizer, Inc.	165,707
500	Philip Morris International, Inc.	43,310
1,865	Zoetis, Inc.	57,603

		639,116

Energy - 1.69%
12,200	Arch Coal, Inc.	46,116
1,500	Chevron Corp.	177,510
6,000	Encana Corp.	101,640

		325,266

Technology - 2.79%
1,300	Apple, Inc.	515,489
100	Canon, Inc., ADR	3,287
1,600	Research In Motion Ltd.(a)	16,752

		535,528

Utilities - 0.08%
500	Exelon Corp.	15,440

		15,440

TOTAL COMMON STOCK
(Cost $2,235,241)		2,052,166

EXCHANGE-TRADED FUNDS - 20.88%
7,000	Health Care Select Sector SPDR® Fund	333,270
1,700	Industrial Select Sector SPDR® Fund	72,488
20,500	Market Vectors® Gold Miners ETF	502,045
15,500	SPDR® S&P 500® ETF	2,486,510

Shares/Description				Value
16,500	Utilities Select Sector SPDR® Fund			$620,895

TOTAL EXCHANGE-TRADED FUNDS
(Cost $4,117,337)				4,015,208

PREFERRED STOCKS - 4.81%
18,800	The Goodyear Tire & Rubber Co.			926,088

TOTAL PREFERRED STOCKS
(Cost $934,198)				926,088

Number of Contracts	Description	Exercise Price	Maturity Date	Value
PURCHASED OPTIONS - 0.15%
Purchased Call Options - 0.05%
324	Alcoa, Inc.	$9.00	07/20/2013	486
25	Apollo Group, Inc.	24.00	07/20/2013	88
50	BP PLC	47.00	07/20/2013	75
40	Chevron Corp.	130.00	07/20/2013	80
16	EMC Corp.	26.00	08/17/2013	248
20	Freeport-McMoRan Copper & Gold, Inc.	32.00	08/17/2013	300
155	Freeport-McMoRan Copper & Gold, Inc.	34.00	08/17/2013	852
11	Garmin Ltd.	36.00	07/20/2013	951
3	Garmin Ltd.	38.00	07/20/2013	51
9	NetApp, Inc.	38.00	09/21/2013	1,854
10	NetApp, Inc.	39.00	09/21/2013	1,615
5	NetApp, Inc.	40.00	09/21/2013	623
10	Occidental Petroleum Corp.	105.00	08/17/2013	135
40	SPDR® S&P 500® ETF Trust	168.00	08/17/2013	2,620
15	Teck Resources Ltd.	31.00	08/17/2013	53

TOTAL PURCHASED CALL OPTIONS
(Cost $37,193)				10,031

Purchased Put Options - 0.10%
3	Amazon.com, Inc.	240.00	07/20/2013	81
15	Chevron Corp.	130.00	07/20/2013	17,625
10	The ADT Corp.	38.00	07/20/2013	375

TOTAL PURCHASED PUT OPTIONS
(Cost $8,606)				18,081

TOTAL PURCHASED OPTIONS				28,112

SHORT-TERM INVESTMENTS - 30.60%
5,885,634	Northern Institutional Government Select Portfolio, (7 Day Yield 0.01%)			5,885,634

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,885,634)				5,885,634

TOTAL INVESTMENTS - 67.11%
(Cost $13,218,209)	$12,907,208
SEGREGATED CASH - 31.53%(b)	6,064,516
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.36%	260,508

NET ASSETS - 100.00%	$19,232,232

(a) Non-income producing security.

(b) Cash is being held as collateral for written options.

Common Abbreviations:

ADR – American Depositary Receipt.

ETF - Exchange-Traded Fund.

Ltd. - Limited.

S&P - Standard and Poor’s.

SPDR - Standard and Poor’s Depositary Receipt.

See Notes to Quarterly Schedule of Investments.

Schedule of Written Options
Number of Contracts		Exercise Price	Maturity Date	Value
Written Call Options
(18)	Abbott Laboratories	$35.00	08/17/2013	$(1,836)
(5)	Amgen, Inc.	100.00	07/20/2013	(853)
(10)	Apollo Group, Inc.	21.00	07/20/2013	(150)
(5)	Apple, Inc.	420.00	07/20/2013	(1,123)
(21)	ArcelorMittal	13.00	09/21/2013	(441)
(64)	Arch Coal, Inc.	7.00	07/20/2013	(64)
(58)	Arch Coal, Inc.	6.00	07/20/2013	(116)
(10)	Cablevision Systems Corp.	16.00	09/21/2013	(1,775)
(20)	Campbell Soup Co.	45.00	07/20/2013	(1,150)
(1)	Canon, Inc.	40.00	09/21/2013	(18)
(20)	CenturyLink, Inc.	35.00	07/20/2013	(1,650)
(20)	CenturyLink, Inc.	38.00	10/19/2013	(950)
(2)	Cisco Systems, Inc.	23.00	07/20/2013	(266)
(10)	Cliffs Natural Resources, Inc.	18.00	07/12/2013	(175)
(60)	Encana Corp.	20.00	07/20/2013	(450)
(5)	Exelon Corp.	33.00	07/20/2013	(37)
(20)	Facebook, Inc.	27.00	07/20/2013	(190)
(20)	General Mills, Inc.	46.00	10/19/2013	(6,200)
(45)	Market Vectors® Gold Miners ETF	33.00	09/21/2013	(1,102)
(75)	Market Vectors® Gold Miners ETF	32.00	09/21/2013	(2,400)
(75)	Market Vectors® Gold Miners ETF	27.00	09/21/2013	(8,775)
(10)	Merck & Co., Inc.	48.00	07/20/2013	(210)
(2)	Molson Coors Brewing Co.	52.50	07/20/2013	(40)
(20)	NetApp, Inc.	41.00	07/20/2013	(220)
(30)	Newmont Mining Corp.	36.00	08/17/2013	(765)
(7)	Newmont Mining Corp.	31.00	08/17/2013	(976)
(10)	Pan American Silver Corp.	12.00	07/20/2013	(375)
(20)	Pan American Silver Corp.	11.00	07/20/2013	(1,850)
(26)	Pan American Silver Corp.	12.00	10/19/2013	(2,860)
(25)	Pfizer, Inc.	31.00	07/20/2013	(63)
(35)	Pfizer, Inc.	30.00	07/20/2013	(192)
(5)	Philip Morris International, Inc.	92.50	09/21/2013	(408)
(16)	Research In Motion Ltd.	14.00	09/21/2013	(368)
(30)	SPDR® S&P 500® ETF Trust	168.00	07/20/2013	(315)
(125)	SPDR® S&P 500® ETF Trust	150.00	09/30/2013	(156,750)
(6)	Teck Resources Ltd.	25.00	07/20/2013	(39)
(530)	The Goodyear Tire & Rubber Co.	18.00	10/19/2013	(25,175)
(50)	The Goodyear Tire & Rubber Co.	18.00	01/18/2014	(4,250)
(10)	Verizon Communications, Inc.	52.50	07/20/2013	(125)

Total Written Call Options (Proceeds $232,122)				$(224,702)

Written Put Options
(10)	AbbVie, Inc.	40.00	07/20/2013	(625)
(10)	AbbVie, Inc.	42.50	07/20/2013	(1,925)
(10)	AbbVie, Inc.	37.50	11/16/2013	(1,350)
(4)	Alexion Pharmaceuticals, Inc.	95.00	07/20/2013	(2,420)
(16)	Allegheny Technologies, Inc.	27.50	07/20/2013	(2,480)
(4)	Allergan, Inc.	92.50	07/20/2013	(3,320)
(3)	Amazon.com, Inc.	225.00	07/20/2013	(42)
(7)	American Tower Corp.	72.50	07/20/2013	(1,557)
(3)	Amgen, Inc.	100.00	07/20/2013	(909)
(11)	Amgen, Inc.	95.00	07/20/2013	(1,100)
(35)	Annaly Capital Management, Inc.	12.00	08/17/2013	(1,138)
(7)	Apache Corp.	75.00	07/20/2013	(112)
(10)	Apollo Group, Inc.	18.00	07/20/2013	(1,095)
(20)	Apollo Group, Inc.	20.00	07/20/2013	(5,060)

Number of Contracts		Exercise Price	Maturity Date	Value
(54)	Arch Coal, Inc.	$5.00	07/20/2013	$(6,777)
(30)	AT&T, Inc.	34.00	09/21/2013	(2,325)
(10)	Big Lots, Inc.	30.00	07/20/2013	(375)
(3)	Biogen Idec, Inc.	180.00	07/20/2013	(82)
(6)	Biogen Idec, Inc.	205.00	07/20/2013	(1,725)
(2)	BlackRock, Inc.	240.00	07/20/2013	(450)
(10)	Bristol-Myers Squibb Co.	44.00	09/21/2013	(1,895)
(15)	Bristol-Myers Squibb Co.	43.00	09/21/2013	(2,258)
(3)	Celgene Corp.	110.00	07/20/2013	(447)
(13)	Chevron Corp.	115.00	07/20/2013	(1,131)
(10)	Citigroup, Inc.	46.00	07/20/2013	(615)
(10)	Cliffs Natural Resources, Inc.	16.00	07/12/2013	(595)
(12)	Cognizant Technology Solutions Corp.	57.50	07/20/2013	(540)
(30)	Colgate-Palmolive Co.	55.00	07/20/2013	(930)
(15)	Comcast Corp.	38.00	07/20/2013	(128)
(4)	DaVita HealthCare Partners, Inc.	115.00	07/20/2013	(760)
(5)	Devon Energy Corp.	55.00	07/20/2013	(1,688)
(5)	Discover Financial Services	40.00	07/20/2013	(25)
(15)	Dollar General Corp.	48.00	08/17/2013	(1,350)
(16)	DR Horton, Inc.	20.00	07/20/2013	(520)
(12)	Eli Lilly & Co.	50.00	07/20/2013	(1,698)
(16)	EMC Corp.	23.00	07/20/2013	(416)
(4)	EOG Resources, Inc.	90.00	07/20/2013	(10)
(2)	Equinix, Inc.	180.00	07/20/2013	(800)
(20)	Exelon Corp.	29.00	10/19/2013	(1,550)
(20)	Facebook, Inc.	22.00	07/20/2013	(170)
(15)	Facebook, Inc.	23.00	01/18/2014	(2,520)
(350)	Financial Select Sector SPDR® Fund	19.00	07/20/2013	(7,350)
(3)	Franklin Resources, Inc.	132.00	07/20/2013	(562)
(3)	Franklin Resources, Inc.	137.00	07/20/2013	(1,155)
(40)	Freeport-McMoRan Copper & Gold, Inc.	28.00	07/20/2013	(4,920)
(3)	GameStop Corp.	29.00	07/20/2013	(16)
(15)	GameStop Corp.	32.00	07/20/2013	(127)
(10)	Gannett Co., Inc.	21.00	07/20/2013	(100)
(2)	Gilead Sciences, Inc.	50.00	07/20/2013	(182)
(3)	Gilead Sciences, Inc.	55.00	07/20/2013	(1,200)
(10)	Halliburton Co.	43.00	07/20/2013	(1,775)
(20)	Health Care Select Sector SPDR® Fund	44.00	09/21/2013	(990)
(20)	Infosys Ltd.	37.50	07/20/2013	(1,750)
(15)	JC Penney Co., Inc.	12.00	07/20/2013	(30)
(15)	JC Penney Co., Inc.	13.00	07/20/2013	(60)
(8)	Juniper Networks, Inc.	15.00	07/20/2013	(8)
(12)	Kimberly-Clark Corp.	85.00	07/20/2013	(90)
(10)	Kimberly-Clark Corp.	92.50	07/20/2013	(350)
(20)	Kraft Foods Group, Inc.	47.50	09/21/2013	(600)
(12)	Lorillard, Inc.	40.00	08/17/2013	(924)
(10)	Marathon Oil Corp.	33.00	10/19/2013	(1,600)
(10)	Marathon Petroleum Corp.	65.00	10/19/2013	(3,200)
(20)	Market Vectors® Gold Miners ETF	25.00	09/21/2013	(4,810)
(53)	Market Vectors® Gold Miners ETF	26.00	09/21/2013	(15,953)
(43)	Market Vectors® Gold Miners ETF	28.00	09/21/2013	(18,920)
(10)	Merck & Co., Inc.	42.00	07/20/2013	(50)
(12)	Merck & Co., Inc.	44.00	07/20/2013	(186)
(8)	Merck & Co., Inc.	46.00	08/17/2013	(868)
(10)	Micron Technology, Inc.	13.00	07/20/2013	(135)
(36)	Molson Coors Brewing Co.	47.50	07/20/2013	(4,140)

Number of Contracts		Exercise Price	Maturity Date	Value
(20)	Mondelez International, Inc.	$27.00	09/21/2013	$(1,390)
(15)	Mylan, Inc.	30.00	07/20/2013	(562)
(15)	Navistar International Corp.	26.00	07/20/2013	(862)
(15)	Newfield Exploration Co.	23.00	07/20/2013	(638)
(22)	Newmont Mining Corp.	31.00	08/17/2013	(5,335)
(10)	NIKE, Inc.	57.50	08/17/2013	(355)
(3)	Occidental Petroleum Corp.	87.50	07/20/2013	(357)
(10)	Occidental Petroleum Corp.	85.00	07/20/2013	(600)
(10)	ONEOK, Inc.	42.50	07/20/2013	(1,800)
(10)	ONEOK, Inc.	45.00	07/20/2013	(3,900)
(9)	ONEOK, Inc.	37.50	10/19/2013	(1,103)
(24)	Pan American Silver Corp.	12.00	10/19/2013	(3,720)
(12)	Peabody Energy Corp.	17.00	07/20/2013	(2,916)
(15)	Peabody Energy Corp.	17.00	09/21/2013	(4,425)
(28)	Peabody Energy Corp.	16.00	09/21/2013	(6,230)
(35)	Pfizer, Inc.	28.00	07/20/2013	(1,557)
(10)	Philip Morris International, Inc.	82.50	09/21/2013	(1,600)
(5)	Phillips 66	50.00	08/17/2013	(238)
(4)	Phillips 66	57.50	08/17/2013	(960)
(10)	Quanta Services, Inc.	26.00	07/20/2013	(475)
(6)	Quanta Services, Inc.	25.00	08/17/2013	(390)
(16)	Research In Motion Ltd.	9.00	09/21/2013	(952)
(14)	Schlumberger Ltd.	70.00	07/20/2013	(1,386)
(12)	Sony Corp.	19.00	07/20/2013	(270)
(11)	Sony Corp.	20.00	07/20/2013	(495)
(22)	Sony Corp.	21.00	07/20/2013	(1,870)
(30)	SPDR® S&P 500® ETF Trust	158.00	07/20/2013	(4,695)
(90)	SPDR® S&P 500® ETF Trust	152.00	08/17/2013	(13,005)
(30)	SPDR® S&P 500® ETF Trust	150.00	09/30/2013	(7,455)
(50)	SPDR® S&P 500® ETF Trust	145.00	09/30/2013	(8,350)
(6)	Teck Resources Ltd.	23.00	07/20/2013	(1,134)
(17)	Teck Resources Ltd.	26.00	07/20/2013	(7,905)
(10)	Terex Corp.	26.00	07/20/2013	(1,050)
(10)	The ADT Corp.	37.00	07/20/2013	(200)
(10)	The ADT Corp.	35.00	10/19/2013	(1,200)
(25)	The ADT Corp.	36.00	10/19/2013	(3,750)
(17)	The Coca-Cola Co.	40.00	07/20/2013	(1,071)
(8)	The Home Depot, Inc.	72.50	07/20/2013	(184)
(15)	The Procter & Gamble Co.	77.50	07/20/2013	(2,858)
(17)	The Procter & Gamble Co.	72.50	08/17/2013	(1,547)
(10)	The Walt Disney Co.	60.00	07/20/2013	(315)
(30)	TiVo, Inc.	11.00	08/17/2013	(1,515)
(10)	Ultra Petroleum Corp.	22.00	07/20/2013	(2,300)
(8)	Urban Outfitters, Inc.	39.00	07/20/2013	(380)
(22)	USG Corp.	23.00	07/20/2013	(2,145)
(10)	Valero Energy Corp.	37.00	07/20/2013	(2,515)
(15)	Verizon Communications, Inc.	47.00	07/20/2013	(270)
(20)	Verizon Communications, Inc.	48.00	07/20/2013	(670)
(10)	Walgreen Co.	44.00	10/19/2013	(2,520)
(10)	Weyerhaeuser Co.	27.00	07/20/2013	(250)

Total Written Put Options (Proceeds $215,727)				$(238,634)

Total Written Options (Proceeds $447,849)				$(463,336)

RiverNorth/Oaktree High Income Fund

SCHEDULE OF INVESTMENTS

June 30, 2013 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 13.75%
50,000	Aberdeen Asia-Pacific Income Fund, Inc.	$310,000
17,649	Apollo Tactical Income Fund, Inc.	319,094
4,860	Avenue Income Credit Strategies Fund	83,300
8,400	Babson Capital Global Short Duration High Yield Fund	192,780
24,609	BlackRock Credit Allocation Income Trust IV, Inc.	319,425
57,670	Eaton Vance Risk-Managed Diversified Equity Income Fund	628,603
2,690	Gabelli Global Utility & Income Trust	50,653
36,411	Helios Advantage Income Fund, Inc.	302,940
23,175	Helios Multi-Sector High Income Fund, Inc.	132,561
2,500	Helios Strategic Income Fund, Inc.	15,275
23,300	Legg Mason BW Global Income Opportunities Fund, Inc.	413,109
12,594	Nuveen Diversified Currency Opportunities Fund	141,179
8,687	PIMCO Corporate & Income Strategy Fund	151,414
15,358	PIMCO Dynamic Income Fund	449,221
6,466	PIMCO Income Opportunity Fund	184,928
9,286	PIMCO Income Strategy Fund	111,061
17,912	PIMCO Income Strategy Fund II	188,434
8,000	Prudential Global Short Duration High Yield Fund, Inc.	143,040
16,713	Zweig Total Return Fund, Inc.	214,929

TOTAL CLOSED-END FUNDS (Cost $4,472,712)		4,351,946

PREFERRED STOCKS - 0.43%
2,690	Gabelli Global Utility & Income Trust, 6.000%, Perpetual Maturity	137,593

TOTAL PREFERRED STOCKS (Cost $138,106)		137,593

Principal Amount/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY SENIOR NOTES - 8.62%
$28,300	Fifth Street Finance Corp.	5.88%	10/30/2024	700,991
43,404	Main Street Capital Corp.	6.13%	04/01/2023	1,076,419
37,700	Medley Capital Corp.	6.13%	03/30/2023	930,436
800	PennantPark Investment Corp.	6.25%	02/01/2025	19,920

				2,727,766

TOTAL BUSINESS DEVELOPMENT COMPANY SENIOR NOTES (Cost $2,746,732)				2,727,766

Principal Amount/Description		Rate	Maturity	Value
HIGH YIELD- 70.82%
Australia - 0.48%
$155,000	FMG Resources August 2006 Pty. Ltd.(a)	6.88%	04/01/2022	150,931

Belgium - 1.34%
200,000	Barry Callebaut Services NV(a)	5.50%	06/15/2023	202,308

Principal Amount/Description		Rate	Maturity	Value
$170,000	Ontex IV SA(b)	9.00%	04/15/2019	$223,160

				425,468
Canada - 1.06%
175,000	HudBay Minerals, Inc.	9.50%	10/01/2020	171,500
160,000	Precision Drilling Corp.	6.63%	11/15/2020	163,200

				334,700
France - 1.67%
100,000	Elior Finance & Co. SCA(b)	6.50%	05/01/2020	132,767
100,000	Holding Medi-Partenaires SAS(b)	7.00%	05/15/2020	124,958
100,000	Loxam SAS(b)	7.38%	01/24/2020	129,513
100,000	Picard Bondco SA(b)	9.00%	10/01/2018	141,489

				528,727
Germany - 1.67%
100,000	Techem Energy Metering Service GmbH & Co. KG(b)	7.88%	10/01/2020	138,508
100,000	Trionista TopCo GmbH(a)	6.88%	04/30/2021	129,513
100,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH(b)	5.63%	04/15/2023	125,934
100,000	WEPA Hygieneprodukte GmbH(a)	6.50%	05/15/2020	133,809

				527,764
Great Britain - 3.92%
100,000	Arqiva Broadcast Finance PLC(b)	9.50%	03/31/2020	157,419
100,000	Heathrow Finance PLC(b)	5.38%	09/02/2019	152,476
60,000	Kerling PLC(b)	10.63%	02/01/2017	81,808
150,000	Lynx II Corp.(b)	7.00%	04/15/2023	228,144
100,000	NWEN Finance PLC	5.88%	06/21/2021	153,047
115,000	Pendragon PLC	6.88%	05/01/2020	174,473
100,000	R&R Ice Cream PLC(a)(c)	9.25%	05/10/2018	127,236
100,000	Thames Water Kemble Finance PLC	7.75%	04/01/2019	165,556

				1,240,159
Ireland - 1.07%
150,000	Ardagh Glass Finance PLC(b)	8.75%	02/01/2020	200,128
100,000	Nara Cable Funding II Ltd.(b)	8.50%	03/01/2020	138,469

				338,597
Luxembourg - 5.46%
290,000	ArcelorMittal	6.00%	03/01/2021	290,725
120,000	Befesa Zinc SAU Via Zinc Capital SA(b)	8.88%	05/15/2018	164,788
100,000	Expro Finance Luxembourg SCA(a)	8.50%	12/15/2016	105,500
100,000	INEOS Group Holdings SA(a)	6.50%	08/15/2018	124,833
100,000	KION Finance SA(b)	6.75%	02/15/2020	140,740
100,000	Matterhorn Midco & Cy SCA(b)	7.75%	02/15/2020	128,212
100,000	Numericable Finance & Co. SCA(b)	8.75%	02/15/2019	139,536
100,000	Spie BondCo 3 SCA(b)	11.00%	08/15/2019	139,471
100,000	Sunrise Communications Holdings SA(b)	8.50%	12/31/2018	137,974
100,000	Telenet Finance V Luxembourg SCA(b)	6.75%	08/15/2024	132,494
170,000	Wind Acquisition Finance SA(b)	7.38%	02/15/2018	223,769

				1,728,042
Netherlands - 0.97%
100,000	Nokia Siemens Networks Finance BV(b)	7.13%	04/15/2020	132,604
140,000	UPC Holding BV(b)	6.38%	09/15/2022	175,852

				308,456
Spain - 1.22%
150,000	Abengoa Finance SAU(a)	8.88%	11/01/2017	140,250
180,000	Obrascon Huarte Lain SA(b)	7.63%	03/15/2020	244,546

				384,796

Principal Amount/Description		Rate	Maturity	Value
United States - 51.96%
$225,000	ACCO Brands Corp.	6.75%	04/30/2020	$227,531
190,000	American Builders & Contractors Supply Co., Inc.(a)	5.63%	04/15/2021	187,150
220,000	AmeriGas Finance LLC / AmeriGas Finance Corp.	7.00%	05/20/2022	226,050
155,000	Axiall Corp.(a)	4.88%	05/15/2023	147,831
105,000	B&G Foods, Inc.	4.63%	06/01/2021	100,537
175,000	BC Mountain LLC / BC Mountain Finance, Inc.(a)	7.00%	02/01/2021	178,937
175,000	Berry Petroleum Co.	6.38%	09/15/2022	175,219
110,000	Biomet, Inc.	6.50%	08/01/2020	113,919
115,000	Biomet, Inc.	6.50%	10/01/2020	115,287
220,000	Building Materials Corp. of America(a)	6.75%	05/01/2021	234,300
190,000	Cablevision Systems Corp.	5.88%	09/15/2022	184,775
195,000	Caesars Operating Escrow LLC / Caesars Escrow Corp.(a)	9.00%	02/15/2020	186,712
230,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.75%	01/15/2024	222,525
185,000	CDR DB Sub, Inc.(a)	7.75%	10/15/2020	186,387
175,000	Chesapeake Energy Corp.	5.75%	03/15/2023	177,625
220,000	CHS/Community Health Systems, Inc.	7.13%	07/15/2020	227,150
120,000	CIT Group, Inc.(a)	5.50%	02/15/2019	124,500
125,000	CIT Group, Inc.	5.00%	08/15/2022	124,618
145,000	Commercial Metals Co.	4.88%	05/15/2023	134,125
85,000	CommScope, Inc.(a)	8.25%	01/15/2019	91,162
210,000	Concho Resources, Inc.	5.50%	04/01/2023	207,900
235,000	Crown Castle International Corp.	5.25%	01/15/2023	226,481
185,000	CST Brands, Inc.(a)	5.00%	05/01/2023	181,300
175,000	Cumulus Media Holdings, Inc.	7.75%	05/01/2019	171,937
180,000	DaVita HealthCare Partners, Inc.	5.75%	08/15/2022	180,450
245,000	DISH DBS Corp.	5.00%	03/15/2023	237,037
150,000	Dynegy, Inc.(a)	5.88%	06/01/2023	136,875
230,000	First Data Corp.(a)	8.25%	01/15/2021	235,750
170,000	First Quality Finance Co., Inc.(a)	4.63%	05/15/2021	162,350
175,000	Frontier Communications Corp.	7.63%	04/15/2024	176,312
150,000	GCI, Inc.	6.75%	06/01/2021	141,000
135,000	GrafTech International Ltd.(a)	6.38%	11/15/2020	136,688
120,000	Halcon Resources Corp.	8.88%	05/15/2021	117,000
270,000	HCA Holdings, Inc.	6.25%	02/15/2021	276,075
110,000	HD Supply, Inc.(a)	7.50%	07/15/2020	111,650
230,000	Igloo Holdings Corp.(a)(c)	8.25%	12/15/2017	237,377
250,000	Ingles Markets, Inc.(a)	5.75%	06/15/2023	247,500
250,000	Intelsat Jackson Holdings SA(a)	5.50%	08/01/2023	236,250
185,000	Iron Mountain, Inc.	5.75%	08/15/2024	174,363
170,000	Isle of Capri Casinos, Inc.	8.88%	06/15/2020	178,075
180,000	JBS USA LLC / JBS USA Finance, Inc.(a)	7.25%	06/01/2021	180,900
210,000	Kinetic Concepts, Inc. / KCI USA, Inc.	10.50%	11/01/2018	226,800
110,000	Kraton Polymers LLC / Kraton Polymers Capital Corp.	6.75%	03/01/2019	111,650
220,000	Level 3 Financing, Inc.	7.00%	06/01/2020	220,550
170,000	Levi Strauss & Co.	6.88%	05/01/2022	185,300
180,000	LIN Television Corp.	6.38%	01/15/2021	182,925
215,000	Linn Energy LLC / Linn Energy Finance Corp.(a)	6.25%	11/01/2019	205,863
150,000	MGM Resorts International	6.63%	12/15/2021	154,875
225,000	Milacron LLC / Mcron Finance Corp.(a)	7.75%	02/15/2021	225,563

Principal Amount/Description		Rate	Maturity	Value
$140,000	Murray Energy Corp.(a)	8.63%	06/15/2021	$140,700
185,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp.(a)	5.88%	03/15/2022	189,625
225,000	NRG Energy, Inc.(a)	6.63%	03/15/2023	226,125
170,000	Oasis Petroleum, Inc.	6.88%	01/15/2023	175,950
210,000	Party City Holdings, Inc.(a)	8.88%	08/01/2020	226,275
160,000	Penn Virginia Corp.(a)	8.50%	05/01/2020	155,600
180,000	Pilgrim’s Pride Corp.	7.88%	12/15/2018	192,600
225,000	Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.(a)	4.88%	05/01/2021	215,438
145,000	Range Resources Corp.	5.00%	03/15/2023	142,463
140,000	Regency Energy Partners LP / Regency Energy Finance Corp.(a)	4.50%	11/01/2023	127,050
205,000	Rent-A-Center, Inc.(a)	4.75%	05/01/2021	195,263
100,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	9.88%	08/15/2019	107,500
235,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC	5.75%	10/15/2020	237,350
140,000	Sabine Pass Liquefaction LLC(a)	5.63%	04/15/2023	132,650
155,000	Sabra Health Care LP / Sabra Capital Corp.	5.38%	06/01/2023	152,481
180,000	Sally Holdings LLC / Sally Capital, Inc.	5.75%	06/01/2022	183,600
230,000	Scientific Games International, Inc.	6.25%	09/01/2020	232,300
190,000	Sequa Corp.(a)	7.00%	12/15/2017	189,050
85,000	Serta Simmons Holdings LLC(a)	8.13%	10/01/2020	86,913
220,000	Silver II Borrower / Silver II US Holdings LLC(a)	7.75%	12/15/2020	222,200
140,000	Sinclair Television Group, Inc.(a)	5.38%	04/01/2021	135,100
235,000	Six Flags Entertainment Corp.(a)	5.25%	01/15/2021	227,363
190,000	Sonic Automotive, Inc.(a)	5.00%	05/15/2023	185,250
185,000	Sotheby’s(a)	5.25%	10/01/2022	180,375
250,000	Sprint Nextel Corp.	6.00%	11/15/2022	246,250
10,000	Stone Energy Corp.	8.63%	02/01/2017	10,475
135,000	Stone Energy Corp.	7.50%	11/15/2022	140,400
175,000	Suburban Propane Partners LP / Suburban Energy Finance Corp.	7.38%	08/01/2021	182,875
170,000	Summit Materials LLC / Summit Materials Finance Corp.(a)	10.50%	01/31/2020	182,750
185,000	The Geo Group, Inc.(a)	5.13%	04/01/2023	177,138
225,000	The Goodyear Tire & Rubber Co.	6.50%	03/01/2021	230,063
135,000	The Manitowoc Co., Inc.	5.88%	10/15/2022	136,350
150,000	Tops Holding Corp. / Tops Markets LLC(a)	8.88%	12/15/2017	163,125
175,000	TransDigm, Inc.(a)	5.50%	10/15/2020	166,250
125,000	TransDigm, Inc.(a)	7.50%	07/15/2021	128,125
195,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.(a)	8.75%	02/01/2019	187,200
125,000	Tronox Finance LLC(a)	6.38%	08/15/2020	118,438
180,000	tw telecom holdings, Inc.	5.38%	10/01/2022	179,550
155,000	United Rentals North America, Inc.	6.13%	06/15/2023	155,000
250,000	Univision Communications, Inc.(a)	5.13%	05/15/2023	237,500
255,000	VPII Escrow Corp.(a)	7.50%	07/15/2021	255,000
180,000	Watco Cos. LLC / Watco Finance Corp.(a)	6.38%	04/01/2023	180,000
155,000	Windstream Corp.	7.50%	04/01/2023	158,100

Principal Amount/Description		Rate	Maturity	Value
$90,000	WMG Acquisition Corp.(b)	6.25%	01/15/2021	$116,855

				16,443,801

TOTAL HIGH YIELD (Cost $23,489,652)				22,411,441

RIGHTS - 0.00%
3	Cornerstone Progressive Return Fund, Strike Price 5.48, Expires 07/26/2013			0

TOTAL RIGHTS (Cost $0)				0

SHORT-TERM INVESTMENTS - 3.42%
1,082,922	Northern Institutional Government Select Portfolio, (7 Day Yield 0.01%)			1,082,922

TOTAL SHORT-TERM INVESTMENTS (Cost $1,082,922)				1,082,922

TOTAL INVESTMENTS - 97.04% (Cost $31,930,124)				30,711,668
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.96%				935,587

NET ASSETS - 100.00%				$31,647,255

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $9,386,969, which represents approximately 29.66% of net assets as of June 30, 2013.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees. As of June 30, 2013, the aggregate market value of those securities was $3,851,614, representing 12.17% of net assets.
(c)	Pay-in-kind securities.

Common Abbreviations:

BV - Besloten Vennootschap a Dutch private limited liability company.

GmbH - Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.

LLC - Limited Liability Corp.

LP - Limited Partnership.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Co.

Pty. - Proprietary.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

See Notes to Quarterly Schedule of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS
Counterparty	Foreign Currency	Contracted Amount*	Contract Type	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Northern Trust - London	EUR	3,140,422	Sale	07/03/2013	$ 4,087,784	$ 10,486
Northern Trust - London	GBP	906,826	Sale	07/03/2013	1,379,185	6,504

						$ 16,990

Northern Trust - London	EUR	172,452	Purchase	07/03/2013	$ 224,475	$ (3,229)
Northern Trust - London	EUR	6,905	Sale	07/03/2013	8,989	(8)
Northern Trust - London	GBP	220,866	Purchase	07/03/2013	335,913	(7,969)

						$ (11,206)

*The contracted amount is stated in the currency in which the security is denominated.

NOTES TO QUARTERLY SCHEDULES OF INVESTMENTS

June 30, 2013 (Unaudited)

1. ORGANIZATION

The RiverNorth Core Opportunity Fund (the “Core Opportunity Fund”) was organized as a diversified series of RiverNorth Funds (the “Trust” or “Funds”) on July 18, 2006 and commenced investment operations on December 27, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 18, 2006 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Trustees”) to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Core Opportunity Fund is RiverNorth Capital Management, LLC (the “Adviser”). The investment objective of the Core Opportunity Fund is to seek long-term capital appreciation and income.

The RiverNorth/DoubleLine Strategic Income Fund (the “Strategic Income Fund”) is a diversified series of the Trust and commenced investment operations on December 30, 2010. The Strategic Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Strategic Income Fund is RiverNorth Capital Management, LLC. The Strategic Income Fund’s sub-adviser is DoubleLine Capital, LP (“DoubleLine”). The investment objective of the Strategic Income Fund is current income and overall total return.

The RiverNorth/Manning & Napier Dividend Income Fund (the “Dividend Income Fund”) is a diversified series of the Trust and commenced investment operations on July 18, 2012. The Dividend Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Dividend Income Fund is RiverNorth Capital Management, LLC. The Dividend Income Fund’s sub-adviser is Manning & Napier Advisors, LLC (“Manning & Napier). The investment objective of the Dividend Income Fund is overall total return consisting of long-term capital appreciation and income.

The RiverNorth Dynamic Buy-Write Fund (the “Dynamic Buy-Write Fund”) is a non-diversified series of the Trust and commenced investment operations on October 12, 2012. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the Dynamic Buy-Write Fund is RiverNorth Capital Management, LLC. The investment objective of the Dynamic Buy-Write Fund is total return with lower volatility than the Standard and Poor’s 500 Index.

The RiverNorth/Oaktree High Income Fund (the “High Income Fund”) is a diversified series of the Trust and commenced investment operations on December 28, 2012. The High Income Fund offers two series of shares, Class I Shares and Class R Shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of a separate series without par value. The investment adviser to the High Income Fund is RiverNorth Capital Management, LLC. The High Income Fund’s sub-adviser is Oaktree Capital Management, L.P. (“Oaktree,” and with DoubleLine and Manning & Napier, the “Sub-Adviser”). The investment objective of the High Income Fund is overall total return consisting of long-term capital appreciation and income.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the Schedules of Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedules of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Investments may differ from the value the Funds ultimately realize upon sale of the securities. The Schedules of Investments have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2013.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value as described in Note 3.

SECURITY TRANSACTIONS AND RELATED INCOME: The Funds follow industry practice and record security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic and political developments in a specific country or region.

OTHER: The Funds have held certain investments which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of the cost of investments or as a realized gain, respectively.

3. SECURITIES VALUATION AND FAIR VALUE MANAGEMENT

The current fair value of an issue of securities being valued by the adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, closed-end funds, exchange-traded funds, holding and investment management companies, preferred stocks, and real estate investment trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or a Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or a Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Domestic and foreign fixed income securities, including corporate bonds, foreign and U.S. government bonds and notes, supranationals and foreign agencies, non-agency collateralized mortgage obligations, and U.S. Government/Agency mortgage backed securities, as well as non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Rights are generally valued by using the last sale price, which would result in a classification as a Level 1 security. In the absence of a last sale price, the rights will be fair-valued by the Adviser or a Sub-Adviser, which would result in a classification as a Level 3 security.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Funds’ good faith pricing guidelines, the Adviser or a Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or a Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s or a Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger good faith pricing than other securities.

The following is a summary of the inputs used at June 30, 2013 in valuing the Funds’ assets:

Core Opportunity Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$366,369,110	$–	$–	$366,369,110
Mutual Funds	21,819,872	–	–	21,819,872
Exchange-Traded Funds	107,256,934	–	–	107,256,934
Holding & Investment Management Companies	1,983,674	–	–	1,983,674
Preferred Stocks	1,547,297	–	–	1,547,297
Business Development Company Senior Notes	87,192			87,192
Short-Term Investments	113,665,659	–	–	113,665,659
Total	$612,729,738	$–	$–	$612,729,738

Strategic Income Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$274,821,091	$–	$–	$274,821,091
Preferred Stocks	23,942,753	–	–	23,942,753
Business Development Company Senior Notes	28,920,123	–	–	28,920,123
Foreign Corporate Bonds	–	87,576,682	–	87,576,682
U.S. Corporate Bonds	–	76,243,994	–	76,243,994
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	5,463,384	–	5,463,384
Collateralized Loan Obligations	–	9,502,456	–	9,502,456
Non-Agency Collateralized Mortgage Obligations	–	374,812,537	–	374,812,537
U.S. Government Bonds and Notes	–	91,550,537	–	91,550,537
U.S. Government / Agency Mortgage Backed Securities	–	223,411,443	–	223,411,443
Short-Term Investments	60,354,046	–	–	60,354,046
Total	$388,038,013	$868,561,033	$–	$1,256,599,046

Dividend Income Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$6,345,400	$–	$–	$6,345,400
Common Stocks	7,685,050	–	–	7,685,050
Exchange-Traded Funds	2,132,250	–	–	2,132,250
Rights	–	–	0	0
Short-Term Investments	663,772	–	–	663,772
Total	$16,826,472	$–	$–	$16,826,472

Dynamic Buy-Write Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$2,052,166	$–	$–	$2,052,166
Exchange-Traded Funds	4,015,208	–	–	4,015,208
Preferred Stocks	926,088	–	–	926,088
Purchased Options	28,112	–	–	28,112
Short-Term Investments	5,885,634	–	–	5,885,634
Total	$12,907,208	$–	$–	$12,907,208

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Written Options	$(463,336)	$–	$–	$(463,336)
Total	$(463,336)	$–	$–	$(463,336)

High Income Fund
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$4,351,946	$–	$–	$4,351,946

Preferred Stocks	137,593			137,593
Business Development Company Senior Notes	2,727,766	–	–	2,727,766
High Yield	–	22,411,441	–	22,411,441
Rights	–	–	0	0
Short-Term Investments	1,082,922	–	–	1,082,922
Total	$8,300,227	$22,411,441	$0	$30,711,668

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Forward Contract	$–	$(4,915,570)	$–	$(4,915,569)
Total	$–	$(4,915,570)	$–	$(4,915,569)

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments. The written options and forward contracts shown in this table are reported at their market value at measurement date.

The Funds did not hold any investments at the beginning or end of the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

There were no significant transfers into and out of Levels 1 and 2 during the current period presented. It is the Funds’ policy to recognize transfers into and out of the Levels 1 and 2 at the end of the reporting period.

4. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performances.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per its investment objective, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Option Writing/Purchasing:

The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

Written option activity for the nine months ended June 30, 2013 was as follows:

Dynamic Buy-Write Fund:

	Written Call Options		Written Put Options
	Contracts	Premiums	Contracts	Premiums
Outstanding, March 31, 2013	1,348	$235,579	968	$113,761
Positions opened	3,912	297,051	6,251	541,887
Exercised	(1,497)	(113,441)	(747)	(144,099)
Expired	(1,185)	(62,328)	(2,423)	(146,842)
Closed	(1,057)	(124,739)	(2,022)	(148,980)
Split	-	-	106	-
Outstanding, June 30, 2013	1,521	232,122	2,133	$(215,727)
Market Value, June 30, 2013		$224,702		$238,634

5. FEDERAL INCOME TAXES

It is the Funds’ policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute all of their taxable net income to their shareholders. In addition, the Trust intends to pay distributions as required to avoid imposition of excise tax. Therefore, no federal income tax provision is required.

As of June 30, 2013, net unrealized appreciation (depreciation) of investments based on federal tax costs was as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation	Cost of Investments for Income Tax Purposes
Core Opportunity Fund*	$82,352,726	(11,666,964)	$70,685,762	$542,043,976
Strategic Income Fund*	51,739,194	(48,411,515)	3,327,679	1,253,271,367
Dividend Income Fund	1,156,700	(139,356)	1,017,344	15,809,128
Dynamic Buy-Write Fund*	83,340	(513,191)	(429,851)	13,337,059
High Income Fund	59,551	(1,278,745)	(1,219,194)	31,930,862

*	The difference between book and tax basis unrealized appreciation (depreciation) for the Funds is attributable primarily to the tax deferral of losses on wash sales and certain other investments.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  RiverNorth Funds

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President

Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick W. Galley
Name:	Patrick W. Galley
Title:	President & Chief Executive Officer

Date: August 29, 2013

By:	/s/ Jonathan M. Mohrhardt
Name:	Jonathan M. Mohrhardt
Title:	Treasurer & Chief Financial Officer

Date: August 29, 2013